U.S. Government Securities Fund®
Investment portfolio
May 31, 2026
unaudited

Bonds, notes & other debt instruments 84.91% U.S. Treasury bonds & notes 49.36% U.S. Treasury 44.27%	Principal amount (000)	Value (000)
U.S. Treasury 4.375% 7/31/2026 (a)	USD595,000	$595,607
U.S. Treasury 1.375% 8/31/2026	2,500	2,486
U.S. Treasury 0.875% 9/30/2026	400	396
U.S. Treasury 3.50% 9/30/2026	136,000	135,868
U.S. Treasury 1.125% 10/31/2026	27,500	27,201
U.S. Treasury 2.00% 11/15/2026	50,000	49,606
U.S. Treasury 4.625% 11/15/2026	27,500	27,604
U.S. Treasury 4.375% 12/15/2026	27,397	27,489
U.S. Treasury 1.25% 12/31/2026	35,000	34,496
U.S. Treasury 4.25% 12/31/2026	32,704	32,784
U.S. Treasury 1.50% 1/31/2027	13,500	13,297
U.S. Treasury 4.125% 1/31/2027	51,000	51,100
U.S. Treasury 4.125% 2/15/2027	6,600	6,614
U.S. Treasury 1.875% 2/28/2027	18,463	18,201
U.S. Treasury 4.50% 4/15/2027	65,261	65,617
U.S. Treasury 3.75% 4/30/2027	45,034	44,984
U.S. Treasury 2.375% 5/15/2027	48,800	48,106
U.S. Treasury 2.625% 5/31/2027	30,980	30,595
U.S. Treasury 3.875% 5/31/2027	56,788	56,765
U.S. Treasury 0.50% 6/30/2027	14,000	13,499
U.S. Treasury 3.25% 6/30/2027	78,790	78,240
U.S. Treasury 3.75% 6/30/2027	418,582	417,824
U.S. Treasury 4.375% 7/15/2027	10,360	10,412
U.S. Treasury 2.75% 7/31/2027	56,000	55,250
U.S. Treasury 3.875% 7/31/2027	28,432	28,412
U.S. Treasury 0.50% 8/31/2027	33,320	31,939
U.S. Treasury 3.625% 8/31/2027	44,546	44,377
U.S. Treasury 3.375% 9/15/2027	80,000	79,440
U.S. Treasury 0.375% 9/30/2027	45,000	42,939
U.S. Treasury 4.125% 9/30/2027	3,100	3,107
U.S. Treasury 3.875% 10/15/2027	2,427	2,424
U.S. Treasury 0.50% 10/31/2027	18,790	17,905
U.S. Treasury 3.50% 10/31/2027	489,005	485,927
U.S. Treasury 4.125% 11/15/2027	5,057	5,068
U.S. Treasury 0.625% 11/30/2027	3,100	2,950
U.S. Treasury 3.375% 11/30/2027	7,625	7,560
U.S. Treasury 3.875% 11/30/2027	44,000	43,939
U.S. Treasury 4.00% 12/15/2027	125,000	125,058
U.S. Treasury 3.875% 12/31/2027	251,819	251,413
U.S. Treasury 4.25% 1/15/2028	112,868	113,327
U.S. Treasury 4.25% 2/15/2028 (a)	605,000	607,602
U.S. Treasury 4.00% 2/29/2028	46,435	46,450
U.S. Treasury 1.25% 3/31/2028	80,390	76,530
U.S. Treasury 2.875% 5/15/2028	20,000	19,582
U.S. Treasury 1.25% 5/31/2028	6,300	5,971
U.S. Government Securities Fund — Page 1 of 34

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 3.625% 5/31/2028	USD53,200	$52,821
U.S. Treasury 1.25% 6/30/2028	59,360	56,130
U.S. Treasury 4.00% 6/30/2028	84,653	84,650
U.S. Treasury 4.125% 7/31/2028	224,000	224,535
U.S. Treasury 1.125% 8/31/2028	19,110	17,934
U.S. Treasury 4.375% 8/31/2028	16,000	16,121
U.S. Treasury 3.50% 11/15/2028	5,238	5,172
U.S. Treasury 4.375% 11/30/2028	220,840	222,626
U.S. Treasury 3.50% 12/15/2028	5,242	5,175
U.S. Treasury 1.75% 1/31/2029	25,000	23,563
U.S. Treasury 4.00% 1/31/2029	1,417	1,416
U.S. Treasury 2.625% 2/15/2029	40,000	38,548
U.S. Treasury 4.625% 4/30/2029	12,620	12,817
U.S. Treasury 4.50% 5/31/2029	208,643	211,218
U.S. Treasury 3.25% 6/30/2029	25,000	24,423
U.S. Treasury 2.625% 7/31/2029	63,533	60,843
U.S. Treasury 4.00% 7/31/2029	188,000	187,648
U.S. Treasury 3.875% 9/30/2029	9,600	9,541
U.S. Treasury 4.125% 10/31/2029	99,341	99,481
U.S. Treasury 4.125% 11/30/2029	128,106	128,281
U.S. Treasury 3.875% 12/31/2029	6,000	5,958
U.S. Treasury 4.375% 12/31/2029	294,852	297,650
U.S. Treasury 3.50% 1/31/2030	74,905	73,407
U.S. Treasury 4.00% 2/28/2030	126,000	125,587
U.S. Treasury 4.00% 3/31/2030	32,613	32,505
U.S. Treasury 3.875% 4/30/2030	20,426	20,259
U.S. Treasury 0.625% 5/15/2030	30,880	26,997
U.S. Treasury 3.75% 5/31/2030	35,000	34,546
U.S. Treasury 4.00% 5/31/2030	3,549	3,535
U.S. Treasury 4.00% 7/31/2030	23,355	23,257
U.S. Treasury 0.625% 8/15/2030	14,510	12,573
U.S. Treasury 4.625% 9/30/2030	28,980	29,555
U.S. Treasury 3.625% 10/31/2030	100,600	98,595
U.S. Treasury 4.875% 10/31/2030	55,380	57,037
U.S. Treasury 3.50% 11/30/2030	6,449	6,285
U.S. Treasury 4.375% 11/30/2030	24,897	25,149
U.S. Treasury 3.625% 12/31/2030	23,266	22,780
U.S. Treasury 3.75% 12/31/2030	1,956	1,925
U.S. Treasury 3.75% 1/31/2031	264,000	259,762
U.S. Treasury 4.25% 2/28/2031	8,000	8,039
U.S. Treasury 3.875% 3/31/2031	3,357	3,320
U.S. Treasury 3.875% 4/30/2031 (b)	288,162	284,853
U.S. Treasury 1.625% 5/15/2031	29,550	26,238
U.S. Treasury 4.25% 6/30/2031	120,000	120,534
U.S. Treasury 4.125% 10/31/2031	1,112	1,109
U.S. Treasury 1.375% 11/15/2031	56,000	48,383
U.S. Treasury 4.125% 11/30/2031	42,310	42,198
U.S. Treasury 4.50% 12/31/2031	4,814	4,888
U.S. Treasury 4.375% 1/31/2032	20,000	20,179
U.S. Treasury 1.875% 2/15/2032	16,949	14,960
U.S. Treasury 4.125% 2/29/2032	40,000	39,848
U.S. Treasury 4.00% 4/30/2032	5,100	5,045
U.S. Treasury 2.875% 5/15/2032	15,000	13,948
U.S. Treasury 4.125% 5/31/2032	137,460	136,794
U.S. Government Securities Fund — Page 2 of 34

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 4.00% 6/30/2032	USD215,000	$212,447
U.S. Treasury 4.00% 7/31/2032	15,000	14,813
U.S. Treasury 2.75% 8/15/2032	7,514	6,908
U.S. Treasury 3.75% 11/30/2032	4,798	4,661
U.S. Treasury 3.875% 12/31/2032	53,000	51,845
U.S. Treasury 4.25% 3/31/2033	98,970	98,835
U.S. Treasury 3.875% 8/15/2033	44,841	43,678
U.S. Treasury 4.00% 2/15/2034	34,006	33,281
U.S. Treasury 4.375% 5/15/2034	36,116	36,205
U.S. Treasury 3.875% 8/15/2034	26,014	25,159
U.S. Treasury 4.25% 11/15/2034	170,978	169,522
U.S. Treasury 4.25% 5/15/2035	6,887	6,813
U.S. Treasury 4.00% 11/15/2035	13,120	12,694
U.S. Treasury 4.125% 2/15/2036	14,604	14,253
U.S. Treasury 5.00% 5/15/2037	1,500	1,574
U.S. Treasury 4.625% 2/15/2040	580	575
U.S. Treasury 1.125% 5/15/2040	3,660	2,301
U.S. Treasury 1.125% 8/15/2040	7,500	4,667
U.S. Treasury, interest only, 0% 11/15/2040 (a)	15,000	7,358
U.S. Treasury 1.375% 11/15/2040	33,948	21,830
U.S. Treasury 1.875% 2/15/2041	22,549	15,568
U.S. Treasury 4.75% 2/15/2041	6,330	6,314
U.S. Treasury 2.25% 5/15/2041	24,408	17,726
U.S. Treasury 1.75% 8/15/2041	47,450	31,636
U.S. Treasury 3.125% 11/15/2041	100	81
U.S. Treasury 3.25% 5/15/2042	39,623	32,491
U.S. Treasury 3.375% 8/15/2042	2,850	2,369
U.S. Treasury 2.75% 11/15/2042	30,021	22,704
U.S. Treasury 3.875% 2/15/2043	11,970	10,564
U.S. Treasury 2.875% 5/15/2043	10,880	8,304
U.S. Treasury 3.875% 5/15/2043	19,985	17,587
U.S. Treasury 4.375% 8/15/2043	9,360	8,766
U.S. Treasury 4.50% 2/15/2044	78,000	73,966
U.S. Treasury 3.375% 5/15/2044	5,278	4,282
U.S. Treasury 4.625% 11/15/2044	3,317	3,182
U.S. Treasury 2.50% 2/15/2045	60,100	41,845
U.S. Treasury 4.75% 2/15/2045	2,482	2,417
U.S. Treasury 3.00% 5/15/2045	3,350	2,531
U.S. Treasury 5.00% 5/15/2045	101,555	101,999
U.S. Treasury 4.875% 8/15/2045	4,549	4,494
U.S. Treasury 4.625% 11/15/2045	2,298	2,197
U.S. Treasury 2.50% 2/15/2046	8,997	6,156
U.S. Treasury 4.625% 2/15/2046	19,907	19,021
U.S. Treasury 2.25% 8/15/2046	15,360	9,936
U.S. Treasury 3.00% 2/15/2047	5,377	3,977
U.S. Treasury 2.75% 8/15/2047	14,222	9,989
U.S. Treasury 2.75% 11/15/2047	7,375	5,165
U.S. Treasury 3.00% 2/15/2048	15,529	11,360
U.S. Treasury 3.125% 5/15/2048	6,500	4,851
U.S. Treasury 3.00% 8/15/2048	27,802	20,230
U.S. Treasury 2.25% 8/15/2049	13,076	8,067
U.S. Treasury 2.375% 11/15/2049	17,921	11,318
U.S. Treasury 2.00% 2/15/2050	30,465	17,589
U.S. Treasury 1.25% 5/15/2050	124,750	58,730
U.S. Government Securities Fund — Page 3 of 34

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 1.375% 8/15/2050	USD71,480	$34,679
U.S. Treasury 1.625% 11/15/2050	407,513	210,856
U.S. Treasury 1.875% 2/15/2051	42,054	23,140
U.S. Treasury 2.375% 5/15/2051	100,450	62,240
U.S. Treasury 2.00% 8/15/2051	72,003	40,609
U.S. Treasury 1.875% 11/15/2051	20,830	11,336
U.S. Treasury 2.25% 2/15/2052	500	298
U.S. Treasury 2.875% 5/15/2052	29,000	19,892
U.S. Treasury 4.00% 11/15/2052	19,214	16,320
U.S. Treasury 3.625% 2/15/2053	7,855	6,232
U.S. Treasury 4.125% 8/15/2053	36,908	32,015
U.S. Treasury 4.75% 11/15/2053	70,653	67,893
U.S. Treasury 4.25% 2/15/2054	4,300	3,809
U.S. Treasury 4.625% 5/15/2054	40,042	37,759
U.S. Treasury 4.25% 8/15/2054	18,662	16,537
U.S. Treasury 4.50% 11/15/2054	6,580	6,079
U.S. Treasury 4.625% 2/15/2055	90,000	84,902
U.S. Treasury 4.75% 5/15/2055	1,998	1,923
U.S. Treasury 4.75% 8/15/2055	343,995	331,364
U.S. Treasury 4.625% 11/15/2055 (a)	532,878	503,237
U.S. Treasury 4.75% 2/15/2056 (b)	515,659	497,208
U.S. Treasury 5.00% 5/15/2056	107,080	107,448
		10,779,209
U.S. Treasury inflation-protected securities 5.09%
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2026 (c)	100,944	101,285
U.S. Treasury Inflation-Protected Security 0.125% 4/15/2027 (c)	47,935	47,494
U.S. Treasury Inflation-Protected Security 1.625% 10/15/2029 (c)	465,796	469,828
U.S. Treasury Inflation-Protected Security 0.125% 1/15/2032 (c)	62,625	57,542
U.S. Treasury Inflation-Protected Security 1.875% 7/15/2034 (c)	90,157	90,310
U.S. Treasury Inflation-Protected Security 1.875% 1/15/2036 (c)	192,370	189,781
U.S. Treasury Inflation-Protected Security 0.625% 2/15/2043 (c)	48,658	36,084
U.S. Treasury Inflation-Protected Security 0.25% 2/15/2050 (c)	2,010	1,146
U.S. Treasury Inflation-Protected Security 0.125% 2/15/2051 (c)	— (d)	— (d)
U.S. Treasury Inflation-Protected Security 2.125% 2/15/2054 (c)	13,884	12,266
U.S. Treasury Inflation-Protected Security 2.375% 2/15/2055 (c)	117,475	109,426
U.S. Treasury Inflation-Protected Security 2.375% 2/15/2056 (c)	133,113	124,065
		1,239,227
Total U.S. Treasury bonds & notes		12,018,436
Mortgage-backed obligations 34.75% Federal agency mortgage-backed obligations 34.75%
Fannie Mae Pool #256708 6.50% 3/1/2027 (e)	— (d)	— (d)
Fannie Mae Pool #256993 6.50% 11/1/2027 (e)	16	17
Fannie Mae Pool #257055 6.50% 12/1/2027 (e)	35	36
Fannie Mae Pool #AL9870 6.50% 2/1/2028 (e)	1	1
Fannie Mae Pool #AD0329 6.50% 9/1/2028 (e)	— (d)	— (d)
Fannie Mae Pool #AL5156 6.50% 2/1/2029 (e)	30	32
Fannie Mae Pool #AY1948 3.50% 1/1/2030 (e)	47	46
Fannie Mae Pool #AZ0554 3.50% 10/1/2030 (e)	73	72
Fannie Mae Pool #735571 8.00% 11/1/2031 (e)	4	5
Fannie Mae Pool #555254 6.50% 1/1/2033 (e)	— (d)	— (d)
Fannie Mae Pool #CA1442 3.00% 3/1/2033 (e)	233	225
U.S. Government Securities Fund — Page 4 of 34

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #BJ5302 3.00% 3/1/2033 (e)	USD209	$201
Fannie Mae Pool #695412 5.00% 6/1/2033 (e)	1	1
Fannie Mae Pool #BN1085 4.00% 1/1/2034 (e)	4	4
Fannie Mae Pool #BO6247 2.50% 12/1/2034 (e)	2,440	2,301
Fannie Mae Pool #FM2499 2.50% 2/1/2035 (e)	7,069	6,665
Fannie Mae Pool #AD3566 5.00% 10/1/2035 (e)	10	10
Fannie Mae Pool #AS6870 4.00% 3/1/2036 (e)	1,145	1,118
Fannie Mae Pool #MA2588 4.00% 4/1/2036 (e)	2,433	2,378
Fannie Mae Pool #MA2717 4.00% 8/1/2036 (e)	2,069	2,019
Fannie Mae Pool #MA2746 4.00% 9/1/2036 (e)	2,202	2,149
Fannie Mae Pool #MA2787 4.00% 10/1/2036 (e)	4,215	4,112
Fannie Mae Pool #898565 6.50% 10/1/2036 (e)	— (d)	— (d)
Fannie Mae Pool #CB2247 2.50% 11/1/2036 (e)	1,629	1,535
Fannie Mae Pool #CB2248 2.50% 11/1/2036 (e)	140	132
Fannie Mae Pool #MA2819 4.00% 11/1/2036 (e)	245	239
Fannie Mae Pool #MA2856 4.00% 12/1/2036 (e)	6	6
Fannie Mae Pool #FS7802 2.50% 3/1/2037 (e)	1,101	1,037
Fannie Mae Pool #MA4583 2.50% 4/1/2037 (e)	583	550
Fannie Mae Pool #888372 6.50% 4/1/2037 (e)	10	10
Fannie Mae Pool #MA4628 2.50% 6/1/2037 (e)	1,818	1,713
Fannie Mae Pool #MA4665 2.50% 7/1/2037 (e)	844	795
Fannie Mae Pool #256810 6.50% 7/1/2037 (e)	13	13
Fannie Mae Pool #256828 7.00% 7/1/2037 (e)	12	12
Fannie Mae Pool #MA3099 4.00% 8/1/2037 (e)	1,920	1,876
Fannie Mae Pool #256860 6.50% 8/1/2037 (e)	25	26
Fannie Mae Pool #888873 6.50% 8/1/2037 (e)	— (d)	— (d)
Fannie Mae Pool #MA4773 2.50% 10/1/2037 (e)	146	137
Fannie Mae Pool #947337 6.50% 10/1/2037 (e)	— (d)	— (d)
Fannie Mae Pool #888698 7.00% 10/1/2037 (e)	28	29
Fannie Mae Pool #954832 6.50% 1/1/2038 (e)	1	1
Fannie Mae Pool #970343 6.00% 2/1/2038 (e)	27	27
Fannie Mae Pool #889388 7.00% 3/1/2038 (e)	98	101
Fannie Mae Pool #AL1308 6.50% 5/1/2039 (e)	1	1
Fannie Mae Pool #AC0794 5.00% 10/1/2039 (e)	57	58
Fannie Mae Pool #932606 5.00% 2/1/2040 (e)	27	27
Fannie Mae Pool #MA5713 6.00% 5/1/2040 (e)	365	375
Fannie Mae Pool #MA5747 6.00% 6/1/2040 (e)	1,732	1,781
Fannie Mae Pool #MA5773 6.00% 7/1/2040 (e)	667	686
Fannie Mae Pool #MA4093 2.00% 8/1/2040 (e)	2,209	1,932
Fannie Mae Pool #MA4152 2.00% 10/1/2040 (e)	2,498	2,189
Fannie Mae Pool #AH0351 4.50% 2/1/2041 (e)	135	133
Fannie Mae Pool #MA4333 2.00% 5/1/2041 (e)	23,610	20,572
Fannie Mae Pool #AI1862 5.00% 5/1/2041 (e)	435	440
Fannie Mae Pool #AI3510 5.00% 6/1/2041 (e)	213	215
Fannie Mae Pool #AE1248 5.00% 6/1/2041 (e)	120	121
Fannie Mae Pool #FM7690 2.00% 7/1/2041 (e)	11,235	9,783
Fannie Mae Pool #MA4387 2.00% 7/1/2041 (e)	1,524	1,325
Fannie Mae Pool #FM8120 2.00% 8/1/2041 (e)	7,633	6,660
Fannie Mae Pool #AJ0704 5.00% 9/1/2041 (e)	199	201
Fannie Mae Pool #AJ1873 4.00% 10/1/2041 (e)	127	123
Fannie Mae Pool #AJ5391 5.00% 11/1/2041 (e)	109	111
Fannie Mae Pool #AE1277 5.00% 11/1/2041 (e)	50	50
Fannie Mae Pool #MA4501 2.00% 12/1/2041 (e)	33,331	28,878
Fannie Mae Pool #AE1283 5.00% 12/1/2041 (e)	23	23
U.S. Government Securities Fund — Page 5 of 34

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #AJ9327 3.50% 1/1/2042 (e)	USD17	$16
Fannie Mae Pool #MA4540 2.00% 2/1/2042 (e)	5,783	5,002
Fannie Mae Pool #MA4586 2.00% 4/1/2042 (e)	2,510	2,170
Fannie Mae Pool #AR1512 3.50% 1/1/2043 (e)	184	173
Fannie Mae Pool #AT0412 3.50% 3/1/2043 (e)	81	76
Fannie Mae Pool #AT0300 3.50% 3/1/2043 (e)	19	18
Fannie Mae Pool #AT3954 3.50% 4/1/2043 (e)	28	26
Fannie Mae Pool #AT5898 3.00% 6/1/2043 (e)	5,815	5,305
Fannie Mae Pool #AL3829 3.50% 6/1/2043 (e)	821	772
Fannie Mae Pool #AT7161 3.50% 6/1/2043 (e)	208	195
Fannie Mae Pool #DC2376 6.50% 8/1/2044 (e)	909	945
Fannie Mae Pool #MA5482 6.50% 9/1/2044 (e)	2,010	2,092
Fannie Mae Pool #AX8521 3.50% 12/1/2044 (e)	125	116
Fannie Mae Pool #AY1829 3.50% 12/1/2044 (e)	62	58
Fannie Mae Pool #BE5009 3.50% 1/1/2045 (e)	246	230
Fannie Mae Pool #BE5017 3.50% 2/1/2045 (e)	484	451
Fannie Mae Pool #FM9416 3.50% 7/1/2045 (e)	102,474	95,486
Fannie Mae Pool #MA5841 7.00% 7/1/2045 (e)	1,333	1,410
Fannie Mae Pool #MA5786 7.00% 7/1/2045 (e)	188	199
Fannie Mae Pool #AS8310 3.00% 11/1/2046 (e)	98	89
Fannie Mae Pool #MA2833 3.00% 12/1/2046 (e)	4,967	4,462
Fannie Mae Pool #BD2440 3.50% 1/1/2047 (e)	299	277
Fannie Mae Pool #AS8804 3.50% 2/1/2047 (e)	4,574	4,206
Fannie Mae Pool #BM1179 3.00% 4/1/2047 (e)	101	92
Fannie Mae Pool #BE8740 3.50% 5/1/2047 (e)	390	361
Fannie Mae Pool #BE8742 3.50% 5/1/2047 (e)	103	96
Fannie Mae Pool #BH2846 3.50% 5/1/2047 (e)	59	55
Fannie Mae Pool #BH2848 3.50% 5/1/2047 (e)	54	50
Fannie Mae Pool #BH2847 3.50% 5/1/2047 (e)	12	11
Fannie Mae Pool #BH3122 4.00% 6/1/2047 (e)	34	32
Fannie Mae Pool #CA0770 3.50% 11/1/2047 (e)	6,726	6,210
Fannie Mae Pool #BJ5015 4.00% 12/1/2047 (e)	664	633
Fannie Mae Pool #BJ4901 3.50% 3/1/2048 (e)	285	265
Fannie Mae Pool #BK5232 4.00% 5/1/2048 (e)	396	377
Fannie Mae Pool #BK6840 4.00% 6/1/2048 (e)	559	532
Fannie Mae Pool #BK9743 4.00% 8/1/2048 (e)	170	162
Fannie Mae Pool #BK9761 4.50% 8/1/2048 (e)	85	83
Fannie Mae Pool #BN1172 4.50% 11/1/2048 (e)	130	126
Fannie Mae Pool #CA2850 4.00% 12/1/2048 (e)	990	944
Fannie Mae Pool #FM2656 3.50% 1/1/2049 (e)	1,234	1,144
Fannie Mae Pool #BF0320 5.50% 1/1/2049 (e)	2,297	2,380
Fannie Mae Pool #FM3280 3.50% 5/1/2049 (e)	26,412	24,578
Fannie Mae Pool #BN6708 3.50% 6/1/2049 (e)	8,137	7,559
Fannie Mae Pool #FM1062 3.50% 6/1/2049 (e)	3,047	2,834
Fannie Mae Pool #FM1220 3.50% 7/1/2049 (e)	1,679	1,552
Fannie Mae Pool #BJ8411 3.50% 8/1/2049 (e)	781	725
Fannie Mae Pool #FM1505 3.00% 9/1/2049 (e)	8,056	7,178
Fannie Mae Pool #CA4151 3.50% 9/1/2049 (e)	4,004	3,720
Fannie Mae Pool #FM1443 3.50% 9/1/2049 (e)	2,247	2,084
Fannie Mae Pool #BO2890 3.00% 11/1/2049 (e)	1,773	1,582
Fannie Mae Pool #FM2179 3.00% 1/1/2050 (e)	8,443	7,556
Fannie Mae Pool #FM2389 3.50% 2/1/2050 (e)	976	903
Fannie Mae Pool #FM2822 3.00% 3/1/2050 (e)	5,544	4,941
Fannie Mae Pool #FM2777 3.00% 3/1/2050 (e)	2,711	2,415
U.S. Government Securities Fund — Page 6 of 34

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #FM2793 3.00% 3/1/2050 (e)	USD37	$33
Fannie Mae Pool #CA5968 2.50% 6/1/2050 (e)	1,756	1,504
Fannie Mae Pool #CA6593 2.50% 8/1/2050 (e)	8,141	6,967
Fannie Mae Pool #BP6715 2.00% 9/1/2050 (e)	3	3
Fannie Mae Pool #FM7195 2.50% 9/1/2050 (e)	415	349
Fannie Mae Pool #BQ1607 2.50% 9/1/2050 (e)	146	122
Fannie Mae Pool #CA7052 3.00% 9/1/2050 (e)	301	266
Fannie Mae Pool #CA7325 2.00% 10/1/2050 (e)	3,502	2,874
Fannie Mae Pool #BK5659 2.00% 10/1/2050 (e)	3,265	2,625
Fannie Mae Pool #CA7257 2.50% 10/1/2050 (e)	1,730	1,481
Fannie Mae Pool #BQ6356 2.00% 11/1/2050 (e)	1,953	1,566
Fannie Mae Pool #CA7739 2.50% 11/1/2050 (e)	19,560	16,688
Fannie Mae Pool #BQ7564 2.50% 11/1/2050 (e)	75	63
Fannie Mae Pool #FM4783 2.00% 12/1/2050 (e)	10,314	8,265
Fannie Mae Pool #FM5218 2.00% 12/1/2050 (e)	3,339	2,685
Fannie Mae Pool #MA4208 2.00% 12/1/2050 (e)	2,189	1,768
Fannie Mae Pool #BQ9314 2.00% 12/1/2050 (e)	1,948	1,560
Fannie Mae Pool #FM5849 2.00% 12/1/2050 (e)	982	789
Fannie Mae Pool #FM5086 2.00% 12/1/2050 (e)	65	52
Fannie Mae Pool #FS9792 4.50% 12/1/2050 (e)	129	126
Fannie Mae Pool #BR2329 2.00% 1/1/2051 (e)	2,242	1,798
Fannie Mae Pool #MA4237 2.00% 1/1/2051 (e)	848	685
Fannie Mae Pool #BQ9224 2.00% 1/1/2051 (e)	137	111
Fannie Mae Pool #FM6471 2.00% 2/1/2051 (e)	8,788	7,041
Fannie Mae Pool #FM5848 2.00% 2/1/2051 (e)	2,809	2,272
Fannie Mae Pool #FS7385 2.00% 2/1/2051 (e)	2,309	1,856
Fannie Mae Pool #FM6332 2.00% 2/1/2051 (e)	584	468
Fannie Mae Pool #FM5644 2.00% 2/1/2051 (e)	426	342
Fannie Mae Pool #CA8828 2.50% 2/1/2051 (e)	7,491	6,392
Fannie Mae Pool #CA8871 3.00% 2/1/2051 (e)	6,673	5,837
Fannie Mae Pool #CA9308 3.00% 2/1/2051 (e)	194	170
Fannie Mae Pool #FM6548 2.00% 3/1/2051 (e)	8,664	7,110
Fannie Mae Pool #FM6556 2.00% 3/1/2051 (e)	887	711
Fannie Mae Pool #BR3319 2.00% 3/1/2051 (e)	476	381
Fannie Mae Pool #FS6474 2.00% 3/1/2051 (e)	431	346
Fannie Mae Pool #BR0441 2.50% 3/1/2051 (e)	693	581
Fannie Mae Pool #CB0290 2.00% 4/1/2051 (e)	6,060	4,897
Fannie Mae Pool #BR3771 2.00% 4/1/2051 (e)	1,011	810
Fannie Mae Pool #FM6824 2.00% 4/1/2051 (e)	469	376
Fannie Mae Pool #BR7191 2.00% 4/1/2051 (e)	273	218
Fannie Mae Pool #MA4305 2.00% 4/1/2051 (e)	103	84
Fannie Mae Pool #BR7222 2.50% 4/1/2051 (e)	18,302	15,342
Fannie Mae Pool #BN9135 2.50% 4/1/2051 (e)	1,216	1,019
Fannie Mae Pool #CB0041 3.00% 4/1/2051 (e)	25,594	22,910
Fannie Mae Pool #CB0047 3.00% 4/1/2051 (e)	916	802
Fannie Mae Pool #CB0381 2.00% 5/1/2051 (e)	4,422	3,544
Fannie Mae Pool #BT0519 2.00% 5/1/2051 (e)	546	437
Fannie Mae Pool #FM7751 2.00% 5/1/2051 (e)	231	185
Fannie Mae Pool #BR1035 2.00% 5/1/2051 (e)	61	49
Fannie Mae Pool #CB0457 2.50% 5/1/2051 (e)	4,786	4,065
Fannie Mae Pool #CB0396 2.50% 5/1/2051 (e)	744	623
Fannie Mae Pool #FM7408 2.50% 5/1/2051 (e)	170	142
Fannie Mae Pool #FM8114 2.00% 6/1/2051 (e)	20,398	16,344
Fannie Mae Pool #BT0136 2.00% 6/1/2051 (e)	41	33
U.S. Government Securities Fund — Page 7 of 34

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #CB0844 2.50% 6/1/2051 (e)	USD718	$602
Fannie Mae Pool #FM7687 3.00% 6/1/2051 (e)	2,232	1,994
Fannie Mae Pool #CB1186 2.00% 7/1/2051 (e)	18,583	14,987
Fannie Mae Pool #FM7943 2.00% 7/1/2051 (e)	516	413
Fannie Mae Pool #MA4378 2.00% 7/1/2051 (e)	145	117
Fannie Mae Pool #BR2095 2.50% 7/1/2051 (e)	15,899	13,475
Fannie Mae Pool #FM9530 2.50% 7/1/2051 (e)	2,272	1,905
Fannie Mae Pool #FM7900 2.50% 7/1/2051 (e)	1,732	1,485
Fannie Mae Pool #CB1134 2.50% 7/1/2051 (e)	914	766
Fannie Mae Pool #BT1288 2.50% 7/1/2051 (e)	418	352
Fannie Mae Pool #BT1314 2.50% 7/1/2051 (e)	216	182
Fannie Mae Pool #CB1394 2.50% 8/1/2051 (e)	15,490	12,986
Fannie Mae Pool #FM8422 2.50% 8/1/2051 (e)	1,784	1,495
Fannie Mae Pool #CB1408 3.00% 8/1/2051 (e)	630	551
Fannie Mae Pool #CB1304 3.00% 8/1/2051 (e)	258	227
Fannie Mae Pool #BT7309 2.00% 9/1/2051 (e)	170	136
Fannie Mae Pool #CB1527 2.50% 9/1/2051 (e)	6,365	5,402
Fannie Mae Pool #FA1591 2.00% 10/1/2051 (e)	985	789
Fannie Mae Pool #FM8827 2.00% 10/1/2051 (e)	683	548
Fannie Mae Pool #FS5125 2.50% 10/1/2051 (e)	16,095	13,493
Fannie Mae Pool #BU1062 2.50% 10/1/2051 (e)	479	403
Fannie Mae Pool #FM9086 2.50% 10/1/2051 (e)	151	127
Fannie Mae Pool #MA4465 2.00% 11/1/2051 (e)	3,409	2,745
Fannie Mae Pool #FS0965 2.00% 11/1/2051 (e)	472	381
Fannie Mae Pool #FM9492 2.50% 11/1/2051 (e)	11,039	9,482
Fannie Mae Pool #FM9694 2.50% 11/1/2051 (e)	5,136	4,432
Fannie Mae Pool #BT6033 2.50% 11/1/2051 (e)	633	531
Fannie Mae Pool #CB2292 3.00% 11/1/2051 (e)	15,184	13,521
Fannie Mae Pool #FM9632 3.00% 11/1/2051 (e)	11,465	10,170
Fannie Mae Pool #FM9631 3.00% 11/1/2051 (e)	5,030	4,481
Fannie Mae Pool #CB2096 3.00% 11/1/2051 (e)	954	834
Fannie Mae Pool #MA4492 2.00% 12/1/2051 (e)	1,528	1,230
Fannie Mae Pool #BU7817 2.00% 12/1/2051 (e)	545	437
Fannie Mae Pool #FM9783 2.00% 12/1/2051 (e)	469	376
Fannie Mae Pool #FM9930 2.00% 12/1/2051 (e)	456	365
Fannie Mae Pool #FS0433 2.50% 12/1/2051 (e)	32,323	28,005
Fannie Mae Pool #FM9672 2.50% 12/1/2051 (e)	15,409	12,950
Fannie Mae Pool #CB2286 2.50% 12/1/2051 (e)	11,525	9,859
Fannie Mae Pool #FM9804 2.50% 12/1/2051 (e)	5,649	4,864
Fannie Mae Pool #CB2319 2.50% 12/1/2051 (e)	2,462	2,100
Fannie Mae Pool #CB2372 2.50% 12/1/2051 (e)	1,192	1,020
Fannie Mae Pool #BT9510 2.50% 12/1/2051 (e)	921	791
Fannie Mae Pool #BT9483 2.50% 12/1/2051 (e)	922	790
Fannie Mae Pool #FM9905 2.50% 12/1/2051 (e)	708	595
Fannie Mae Pool #CB2414 3.00% 12/1/2051 (e)	33,458	29,831
Fannie Mae Pool #FM9976 3.00% 12/1/2051 (e)	7,617	6,851
Fannie Mae Pool #BU3024 3.00% 12/1/2051 (e)	2,687	2,352
Fannie Mae Pool #CB2293 3.00% 12/1/2051 (e)	1,467	1,306
Fannie Mae Pool #BU1450 2.00% 1/1/2052 (e)	2,573	2,070
Fannie Mae Pool #FS0490 2.00% 1/1/2052 (e)	47	38
Fannie Mae Pool #BQ7059 2.00% 1/1/2052 (e)	31	25
Fannie Mae Pool #FS0235 2.50% 1/1/2052 (e)	5,796	4,859
Fannie Mae Pool #FS3549 2.50% 1/1/2052 (e)	209	176
Fannie Mae Pool #BU1430 2.50% 1/1/2052 (e)	175	147
U.S. Government Securities Fund — Page 8 of 34

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #FS0174 2.50% 1/1/2052 (e)	USD169	$142
Fannie Mae Pool #FS0369 2.50% 1/1/2052 (e)	23	20
Fannie Mae Pool #FS5613 2.50% 1/1/2052 (e)	23	19
Fannie Mae Pool #CB2544 3.00% 1/1/2052 (e)	16,144	14,307
Fannie Mae Pool #CB2667 3.00% 1/1/2052 (e)	42	37
Fannie Mae Pool #MA4547 2.00% 2/1/2052 (e)	6,775	5,447
Fannie Mae Pool #CB2765 2.00% 2/1/2052 (e)	6,312	5,097
Fannie Mae Pool #BV3076 2.00% 2/1/2052 (e)	4,267	3,425
Fannie Mae Pool #CB2850 2.00% 2/1/2052 (e)	4,191	3,358
Fannie Mae Pool #CB2927 2.00% 2/1/2052 (e)	4,085	3,283
Fannie Mae Pool #BT2177 2.00% 2/1/2052 (e)	2,006	1,610
Fannie Mae Pool #FS0523 2.50% 2/1/2052 (e)	1,862	1,592
Fannie Mae Pool #FS0546 2.50% 2/1/2052 (e)	1,330	1,115
Fannie Mae Pool #FS1080 2.50% 2/1/2052 (e)	1,237	1,038
Fannie Mae Pool #BT6607 2.50% 2/1/2052 (e)	139	117
Fannie Mae Pool #FS0647 3.00% 2/1/2052 (e)	4,639	4,154
Fannie Mae Pool #FS0674 3.00% 2/1/2052 (e)	667	584
Fannie Mae Pool #FS1507 3.00% 2/1/2052 (e)	110	97
Fannie Mae Pool #CB3040 2.00% 3/1/2052 (e)	15,629	12,568
Fannie Mae Pool #CB3095 2.00% 3/1/2052 (e)	9,763	7,822
Fannie Mae Pool #BV4128 2.00% 3/1/2052 (e)	2,204	1,773
Fannie Mae Pool #BV3101 2.00% 3/1/2052 (e)	1,579	1,267
Fannie Mae Pool #MA4562 2.00% 3/1/2052 (e)	1,575	1,266
Fannie Mae Pool #FS1742 2.00% 3/1/2052 (e)	1,549	1,246
Fannie Mae Pool #BT2052 2.00% 3/1/2052 (e)	425	340
Fannie Mae Pool #BV7761 2.50% 3/1/2052 (e)	411	347
Fannie Mae Pool #CB3050 2.50% 3/1/2052 (e)	149	125
Fannie Mae Pool #BV4199 3.00% 3/1/2052 (e)	12,694	11,110
Fannie Mae Pool #FS5083 3.00% 3/1/2052 (e)	939	826
Fannie Mae Pool #CB3140 4.00% 3/1/2052 (e)	713	671
Fannie Mae Pool #MA4577 2.00% 4/1/2052 (e)	19,513	15,675
Fannie Mae Pool #FS7498 2.00% 4/1/2052 (e)	6,925	5,566
Fannie Mae Pool #CB3353 2.50% 4/1/2052 (e)	730	613
Fannie Mae Pool #CB3379 4.00% 4/1/2052 (e)	1,140	1,074
Fannie Mae Pool #FS9189 2.00% 5/1/2052 (e)	2,655	2,142
Fannie Mae Pool #BV5578 3.00% 5/1/2052 (e)	740	648
Fannie Mae Pool #CB3496 3.00% 5/1/2052 (e)	21	18
Fannie Mae Pool #FS6031 2.00% 6/1/2052 (e)	1,780	1,426
Fannie Mae Pool #FS7329 2.00% 6/1/2052 (e)	1,171	941
Fannie Mae Pool #FS9860 2.00% 6/1/2052 (e)	322	258
Fannie Mae Pool #FS6605 2.00% 6/1/2052 (e)	246	197
Fannie Mae Pool #FS6788 3.00% 6/1/2052 (e)	8,356	7,313
Fannie Mae Pool #FS3546 3.50% 6/1/2052 (e)	661	602
Fannie Mae Pool #MA4625 3.50% 6/1/2052 (e)	24	22
Fannie Mae Pool #CB3774 4.00% 6/1/2052 (e)	29,858	28,098
Fannie Mae Pool #CB4021 4.00% 6/1/2052 (e)	2,355	2,212
Fannie Mae Pool #BW3570 4.00% 6/1/2052 (e)	335	315
Fannie Mae Pool #FS6986 2.00% 7/1/2052 (e)	2,396	1,924
Fannie Mae Pool #MA4750 2.00% 7/1/2052 (e)	1,289	1,036
Fannie Mae Pool #FA2839 2.50% 7/1/2052 (e)	26,081	21,864
Fannie Mae Pool #FS3806 2.50% 7/1/2052 (e)	711	598
Fannie Mae Pool #FS7057 2.50% 7/1/2052 (e)	27	23
Fannie Mae Pool #BV2616 3.00% 7/1/2052 (e)	9	8
Fannie Mae Pool #CB4020 4.00% 7/1/2052 (e)	34	32
U.S. Government Securities Fund — Page 9 of 34

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #BW6180 4.00% 8/1/2052 (e)	USD235	$222
Fannie Mae Pool #BV8976 5.00% 8/1/2052 (e)	3,656	3,635
Fannie Mae Pool #FS2805 2.50% 9/1/2052 (e)	152	128
Fannie Mae Pool #BW7794 4.00% 9/1/2052 (e)	434	407
Fannie Mae Pool #BW8874 4.00% 9/1/2052 (e)	52	49
Fannie Mae Pool #CB5378 4.00% 9/1/2052 (e)	38	36
Fannie Mae Pool #BW1192 4.50% 9/1/2052 (e)	7,642	7,373
Fannie Mae Pool #BW8497 4.50% 9/1/2052 (e)	5,399	5,213
Fannie Mae Pool #BW1258 3.00% 10/1/2052 (e)	23	20
Fannie Mae Pool #BW8736 4.00% 10/1/2052 (e)	1,031	970
Fannie Mae Pool #FS3393 4.00% 10/1/2052 (e)	136	127
Fannie Mae Pool #BX1202 4.00% 10/1/2052 (e)	85	80
Fannie Mae Pool #CB4819 4.00% 10/1/2052 (e)	44	42
Fannie Mae Pool #BW1289 5.50% 10/1/2052 (e)	7,231	7,297
Fannie Mae Pool #BW1243 5.50% 10/1/2052 (e)	6,741	6,805
Fannie Mae Pool #MA4820 6.50% 10/1/2052 (e)	202	211
Fannie Mae Pool #FS5554 4.50% 11/1/2052 (e)	36,413	35,123
Fannie Mae Pool #MA4805 4.50% 11/1/2052 (e)	324	312
Fannie Mae Pool #BW6960 4.00% 12/1/2052 (e)	969	910
Fannie Mae Pool #CB5400 4.00% 12/1/2052 (e)	391	368
Fannie Mae Pool #MA4842 5.50% 12/1/2052 (e)	10,320	10,444
Fannie Mae Pool #BX2476 5.50% 12/1/2052 (e)	604	609
Fannie Mae Pool #CB5778 6.00% 12/1/2052 (e)	174	179
Fannie Mae Pool #BX1070 6.00% 12/1/2052 (e)	65	67
Fannie Mae Pool #FS5520 4.50% 1/1/2053 (e)	1,642	1,584
Fannie Mae Pool #MA4894 6.00% 1/1/2053 (e)	23,648	24,255
Fannie Mae Pool #BX6121 6.00% 1/1/2053 (e)	9,966	10,230
Fannie Mae Pool #BX5931 6.00% 1/1/2053 (e)	472	484
Fannie Mae Pool #CB5545 6.50% 1/1/2053 (e)	1,521	1,598
Fannie Mae Pool #BY1370 3.50% 2/1/2053 (e)	229	210
Fannie Mae Pool #MA4919 5.50% 2/1/2053 (e)	11,326	11,428
Fannie Mae Pool #FS3759 6.00% 2/1/2053 (e)	7,521	7,836
Fannie Mae Pool #MA4920 6.00% 2/1/2053 (e)	1,602	1,645
Fannie Mae Pool #BX7703 6.50% 2/1/2053 (e)	2,615	2,736
Fannie Mae Pool #MA4999 3.00% 3/1/2053 (e)	963	843
Fannie Mae Pool #MA4963 3.50% 3/1/2053 (e)	52	47
Fannie Mae Pool #BX7779 5.50% 3/1/2053 (e)	4,683	4,728
Fannie Mae Pool #BX9431 5.50% 3/1/2053 (e)	4,514	4,557
Fannie Mae Pool #FS4152 5.50% 3/1/2053 (e)	3,394	3,424
Fannie Mae Pool #FS4191 5.50% 3/1/2053 (e)	329	334
Fannie Mae Pool #FS4774 5.50% 3/1/2053 (e)	308	312
Fannie Mae Pool #CB5919 6.00% 3/1/2053 (e)	8,012	8,224
Fannie Mae Pool #CB5912 6.00% 3/1/2053 (e)	5,757	5,934
Fannie Mae Pool #BX6803 6.00% 3/1/2053 (e)	5,671	5,822
Fannie Mae Pool #MA4942 6.00% 3/1/2053 (e)	1,098	1,129
Fannie Mae Pool #MA5026 3.50% 4/1/2053 (e)	57	52
Fannie Mae Pool #MA4979 5.50% 4/1/2053 (e)	26,697	26,933
Fannie Mae Pool #BX8556 5.50% 4/1/2053 (e)	5,882	5,947
Fannie Mae Pool #BY0007 5.50% 4/1/2053 (e)	4,879	4,941
Fannie Mae Pool #BX9116 5.50% 4/1/2053 (e)	603	608
Fannie Mae Pool #MA4980 6.00% 4/1/2053 (e)	7,692	7,885
Fannie Mae Pool #CB6597 6.00% 4/1/2053 (e)	6,773	6,965
Fannie Mae Pool #CB6106 6.50% 4/1/2053 (e)	3,850	4,072
Fannie Mae Pool #FS4919 2.50% 5/1/2053 (e)	194	164
U.S. Government Securities Fund — Page 10 of 34

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #MA5009 5.00% 5/1/2053 (e)	USD4,977	$4,929
Fannie Mae Pool #FS4563 5.00% 5/1/2053 (e)	3,867	3,841
Fannie Mae Pool #MA5010 5.50% 5/1/2053 (e)	6,350	6,404
Fannie Mae Pool #BY0204 5.50% 5/1/2053 (e)	4,327	4,391
Fannie Mae Pool #BY0091 5.50% 5/1/2053 (e)	769	776
Fannie Mae Pool #FS4840 5.50% 5/1/2053 (e)	59	59
Fannie Mae Pool #BY0849 5.50% 5/1/2053 (e)	46	47
Fannie Mae Pool #MA5011 6.00% 5/1/2053 (e)	18,090	18,537
Fannie Mae Pool #BY2260 6.00% 5/1/2053 (e)	310	318
Fannie Mae Pool #BY2061 6.00% 5/1/2053 (e)	286	293
Fannie Mae Pool #FS4736 6.50% 5/1/2053 (e)	752	784
Fannie Mae Pool #FS6257 4.00% 6/1/2053 (e)	234	220
Fannie Mae Pool #CB6455 4.00% 6/1/2053 (e)	67	63
Fannie Mae Pool #CB6471 4.50% 6/1/2053 (e)	3,026	2,917
Fannie Mae Pool #MA5038 5.00% 6/1/2053 (e)	77	77
Fannie Mae Pool #MA5039 5.50% 6/1/2053 (e)	36,038	36,348
Fannie Mae Pool #FS5192 5.50% 6/1/2053 (e)	14,550	14,638
Fannie Mae Pool #MA5040 6.00% 6/1/2053 (e)	43,212	44,336
Fannie Mae Pool #CB6485 6.00% 6/1/2053 (e)	29,361	30,221
Fannie Mae Pool #CB6486 6.00% 6/1/2053 (e)	19,563	20,098
Fannie Mae Pool #CB6465 6.00% 6/1/2053 (e)	14,113	14,547
Fannie Mae Pool #FS4775 6.00% 6/1/2053 (e)	4,583	4,692
Fannie Mae Pool #BW5303 6.00% 6/1/2053 (e)	128	131
Fannie Mae Pool #CB6491 6.50% 6/1/2053 (e)	19,805	20,704
Fannie Mae Pool #CB6490 6.50% 6/1/2053 (e)	7,526	7,872
Fannie Mae Pool #CB6468 6.50% 6/1/2053 (e)	6,057	6,345
Fannie Mae Pool #FS7823 2.00% 7/1/2053 (e)	5,293	4,256
Fannie Mae Pool #MA5131 3.50% 7/1/2053 (e)	43	39
Fannie Mae Pool #CB6719 4.50% 7/1/2053 (e)	3,527	3,398
Fannie Mae Pool #MA5071 5.00% 7/1/2053 (e)	1,044	1,034
Fannie Mae Pool #MA5072 5.50% 7/1/2053 (e)	3,781	3,812
Fannie Mae Pool #FS5343 6.00% 7/1/2053 (e)	2,732	2,797
Fannie Mae Pool #FS5517 6.00% 7/1/2053 (e)	2,348	2,411
Fannie Mae Pool #MA5073 6.00% 7/1/2053 (e)	284	291
Fannie Mae Pool #CB6766 6.50% 7/1/2053 (e)	8,437	8,892
Fannie Mae Pool #CB6853 4.50% 8/1/2053 (e)	5,867	5,653
Fannie Mae Pool #MA5107 5.50% 8/1/2053 (e)	19	19
Fannie Mae Pool #BY8355 6.00% 8/1/2053 (e)	6,807	6,963
Fannie Mae Pool #BY8293 6.00% 8/1/2053 (e)	1,182	1,210
Fannie Mae Pool #CB7122 6.00% 9/1/2053 (e)	24,689	25,408
Fannie Mae Pool #MA5139 6.00% 9/1/2053 (e)	697	714
Fannie Mae Pool #DA0030 6.50% 9/1/2053 (e)	104	109
Fannie Mae Pool #BY1369 3.50% 10/1/2053 (e)	203	185
Fannie Mae Pool #MA5166 6.00% 10/1/2053 (e)	6,734	6,897
Fannie Mae Pool #CB7341 6.00% 10/1/2053 (e)	3,466	3,578
Fannie Mae Pool #FA2383 6.50% 10/1/2053 (e)	24,055	25,034
Fannie Mae Pool #CB7242 6.50% 10/1/2053 (e)	6,295	6,561
Fannie Mae Pool #MA5167 6.50% 10/1/2053 (e)	1,290	1,342
Fannie Mae Pool #DA3541 6.50% 10/1/2053 (e)	575	598
Fannie Mae Pool #FS7252 5.00% 11/1/2053 (e)	22,032	21,812
Fannie Mae Pool #MA5190 5.50% 11/1/2053 (e)	2,825	2,848
Fannie Mae Pool #FS6838 5.50% 11/1/2053 (e)	371	374
Fannie Mae Pool #CB7438 6.00% 11/1/2053 (e)	25,505	26,258
Fannie Mae Pool #CB7480 6.00% 11/1/2053 (e)	18,406	18,938
U.S. Government Securities Fund — Page 11 of 34

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #MA5191 6.00% 11/1/2053 (e)	USD4,960	$5,075
Fannie Mae Pool #CB7510 6.50% 11/1/2053 (e)	6,198	6,495
Fannie Mae Pool #CB7426 6.50% 11/1/2053 (e)	2,962	3,092
Fannie Mae Pool #DA5064 6.50% 11/1/2053 (e)	492	511
Fannie Mae Pool #MA5192 6.50% 11/1/2053 (e)	135	141
Fannie Mae Pool #FS6601 3.50% 12/1/2053 (e)	887	808
Fannie Mae Pool #BY1300 3.50% 12/1/2053 (e)	524	478
Fannie Mae Pool #BY1456 3.50% 12/1/2053 (e)	271	247
Fannie Mae Pool #MA5215 5.50% 12/1/2053 (e)	2,013	2,028
Fannie Mae Pool #FS6668 5.50% 12/1/2053 (e)	54	55
Fannie Mae Pool #MA5216 6.00% 12/1/2053 (e)	5,786	5,916
Fannie Mae Pool #CB7617 6.00% 12/1/2053 (e)	3,858	3,968
Fannie Mae Pool #CB7624 6.50% 12/1/2053 (e)	96,638	101,084
Fannie Mae Pool #CB7626 6.50% 12/1/2053 (e)	2,796	2,945
Fannie Mae Pool #CB7862 6.00% 1/1/2054 (e)	14,440	14,844
Fannie Mae Pool #MA5247 6.00% 1/1/2054 (e)	9,402	9,611
Fannie Mae Pool #FS6873 6.50% 1/1/2054 (e)	13,703	14,249
Fannie Mae Pool #FS6767 6.50% 1/1/2054 (e)	11,435	12,022
Fannie Mae Pool #FS6763 6.50% 1/1/2054 (e)	743	781
Fannie Mae Pool #DA4667 6.50% 1/1/2054 (e)	17	17
Fannie Mae Pool #FS6809 5.50% 2/1/2054 (e)	234	236
Fannie Mae Pool #CB8003 6.00% 2/1/2054 (e)	45,833	47,157
Fannie Mae Pool #CB7932 6.00% 2/1/2054 (e)	20,832	21,440
Fannie Mae Pool #FS7031 6.00% 2/1/2054 (e)	5,583	5,754
Fannie Mae Pool #FS7503 6.00% 2/1/2054 (e)	600	614
Fannie Mae Pool #CB7933 6.50% 2/1/2054 (e)	13,469	14,054
Fannie Mae Pool #FS7162 6.50% 2/1/2054 (e)	3,213	3,375
Fannie Mae Pool #CB8018 6.50% 2/1/2054 (e)	21	22
Fannie Mae Pool #MA5274 7.00% 2/1/2054 (e)	559	592
Fannie Mae Pool #FS9508 4.50% 3/1/2054 (e)	17,364	16,732
Fannie Mae Pool #CB8143 5.50% 3/1/2054 (e)	13,701	13,892
Fannie Mae Pool #CB8148 5.50% 3/1/2054 (e)	9,451	9,553
Fannie Mae Pool #CB8168 6.00% 3/1/2054 (e)	21,864	22,416
Fannie Mae Pool #CB8153 6.00% 3/1/2054 (e)	21,194	21,947
Fannie Mae Pool #CB8163 6.00% 3/1/2054 (e)	3,736	3,842
Fannie Mae Pool #CB8226 6.50% 3/1/2054 (e)	22,946	23,956
Fannie Mae Pool #FS7653 6.50% 3/1/2054 (e)	2,307	2,429
Fannie Mae Pool #CB8328 5.50% 4/1/2054 (e)	29,433	29,843
Fannie Mae Pool #CB8337 5.50% 4/1/2054 (e)	6,089	6,135
Fannie Mae Pool #CB8387 6.50% 4/1/2054 (e)	12,777	13,383
Fannie Mae Pool #DB2495 6.00% 5/1/2054 (e)	861	880
Fannie Mae Pool #CB8507 6.50% 5/1/2054 (e)	16,704	17,568
Fannie Mae Pool #MA5388 5.50% 6/1/2054 (e)	327	329
Fannie Mae Pool #FS8153 6.00% 6/1/2054 (e)	3,546	3,675
Fannie Mae Pool #FS8223 6.00% 6/1/2054 (e)	2,474	2,536
Fannie Mae Pool #FS8219 6.00% 6/1/2054 (e)	2,122	2,178
Fannie Mae Pool #CB8755 6.00% 6/1/2054 (e)	1,866	1,919
Fannie Mae Pool #DB6878 6.00% 6/1/2054 (e)	681	696
Fannie Mae Pool #FP0128 6.50% 6/1/2054 (e)	9,064	9,425
Fannie Mae Pool #CB8725 6.50% 6/1/2054 (e)	2,033	2,128
Fannie Mae Pool #DB5480 6.50% 6/1/2054 (e)	1,794	1,874
Fannie Mae Pool #DB6296 6.50% 6/1/2054 (e)	24	25
Fannie Mae Pool #CB8748 7.00% 6/1/2054 (e)	620	657
Fannie Mae Pool #BU4699 5.50% 7/1/2054 (e)	2,421	2,450
U.S. Government Securities Fund — Page 12 of 34

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #DB5213 5.50% 7/1/2054 (e)	USD302	$304
Fannie Mae Pool #MA5421 6.00% 7/1/2054 (e)	11,668	11,928
Fannie Mae Pool #FS8591 6.00% 7/1/2054 (e)	7,178	7,417
Fannie Mae Pool #CB8858 6.00% 7/1/2054 (e)	6,677	6,881
Fannie Mae Pool #FS8318 6.00% 7/1/2054 (e)	5,204	5,389
Fannie Mae Pool #BU4700 6.00% 7/1/2054 (e)	4,076	4,193
Fannie Mae Pool #DB5214 6.00% 7/1/2054 (e)	1,989	2,034
Fannie Mae Pool #DB7039 6.00% 7/1/2054 (e)	1,642	1,686
Fannie Mae Pool #BU4707 6.00% 7/1/2054 (e)	887	907
Fannie Mae Pool #DB6901 6.00% 7/1/2054 (e)	429	438
Fannie Mae Pool #BU4791 6.00% 7/1/2054 (e)	267	273
Fannie Mae Pool #FS8588 6.50% 7/1/2054 (e)	32,437	34,074
Fannie Mae Pool #FS8619 6.50% 7/1/2054 (e)	22,157	23,288
Fannie Mae Pool #FS8607 6.50% 7/1/2054 (e)	5,269	5,522
Fannie Mae Pool #CB8872 6.50% 7/1/2054 (e)	3,185	3,333
Fannie Mae Pool #CB8876 6.50% 7/1/2054 (e)	2,014	2,102
Fannie Mae Pool #FS8786 6.50% 7/1/2054 (e)	1,748	1,830
Fannie Mae Pool #MA5422 6.50% 7/1/2054 (e)	798	830
Fannie Mae Pool #FS8317 6.50% 7/1/2054 (e)	766	805
Fannie Mae Pool #FS8757 6.00% 8/1/2054 (e)	4,678	4,819
Fannie Mae Pool #DC0299 6.00% 8/1/2054 (e)	4,175	4,283
Fannie Mae Pool #DB7692 6.00% 8/1/2054 (e)	4,151	4,265
Fannie Mae Pool #MA5445 6.00% 8/1/2054 (e)	3,818	3,903
Fannie Mae Pool #FS8758 6.00% 8/1/2054 (e)	2,411	2,472
Fannie Mae Pool #FS8795 6.00% 8/1/2054 (e)	2,255	2,313
Fannie Mae Pool #BU4916 6.00% 8/1/2054 (e)	2,047	2,099
Fannie Mae Pool #FS8792 6.00% 8/1/2054 (e)	1,968	2,022
Fannie Mae Pool #FS8756 6.00% 8/1/2054 (e)	1,920	1,975
Fannie Mae Pool #DB7687 6.00% 8/1/2054 (e)	848	874
Fannie Mae Pool #DB7690 6.00% 8/1/2054 (e)	810	838
Fannie Mae Pool #DC0296 6.00% 8/1/2054 (e)	665	688
Fannie Mae Pool #DB7792 6.00% 8/1/2054 (e)	454	465
Fannie Mae Pool #BU4968 6.00% 8/1/2054 (e)	343	351
Fannie Mae Pool #FS8934 6.50% 8/1/2054 (e)	16,741	17,582
Fannie Mae Pool #CB9071 6.50% 8/1/2054 (e)	10,096	10,558
Fannie Mae Pool #FS8762 6.50% 8/1/2054 (e)	1,608	1,681
Fannie Mae Pool #MA5446 6.50% 8/1/2054 (e)	1,536	1,597
Fannie Mae Pool #FS8783 6.50% 8/1/2054 (e)	347	364
Fannie Mae Pool #CB9210 5.50% 9/1/2054 (e)	12,777	12,896
Fannie Mae Pool #CB9146 5.50% 9/1/2054 (e)	7,187	7,246
Fannie Mae Pool #FS9001 5.50% 9/1/2054 (e)	4,323	4,388
Fannie Mae Pool #FS9025 5.50% 9/1/2054 (e)	3,743	3,799
Fannie Mae Pool #MA5470 5.50% 9/1/2054 (e)	171	171
Fannie Mae Pool #BU4946 5.50% 9/1/2054 (e)	39	40
Fannie Mae Pool #DC2313 5.50% 9/1/2054 (e)	38	38
Fannie Mae Pool #FS8866 6.00% 9/1/2054 (e)	4,492	4,619
Fannie Mae Pool #BU5048 6.00% 9/1/2054 (e)	3,530	3,635
Fannie Mae Pool #DC3262 6.00% 9/1/2054 (e)	1,733	1,772
Fannie Mae Pool #FS9004 6.00% 9/1/2054 (e)	998	1,025
Fannie Mae Pool #DC3459 6.00% 9/1/2054 (e)	826	844
Fannie Mae Pool #DC1873 6.00% 9/1/2054 (e)	552	567
Fannie Mae Pool #DC1547 6.00% 9/1/2054 (e)	224	229
Fannie Mae Pool #MA5472 6.50% 9/1/2054 (e)	4,823	5,015
Fannie Mae Pool #DC1349 6.50% 9/1/2054 (e)	4,419	4,615
U.S. Government Securities Fund — Page 13 of 34

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #MA5526 3.50% 10/1/2054 (e)	USD303	$276
Fannie Mae Pool #DC6519 6.00% 10/1/2054 (e)	645	660
Fannie Mae Pool #MA5498 6.00% 10/1/2054 (e)	287	294
Fannie Mae Pool #BU5049 6.50% 10/1/2054 (e)	2,714	2,850
Fannie Mae Pool #MA5572 3.50% 11/1/2054 (e)	567	516
Fannie Mae Pool #MA5530 5.00% 11/1/2054 (e)	10,912	10,753
Fannie Mae Pool #BU5165 5.50% 11/1/2054 (e)	7,246	7,322
Fannie Mae Pool #MA5531 5.50% 11/1/2054 (e)	4,387	4,411
Fannie Mae Pool #DC5696 6.00% 11/1/2054 (e)	23,633	24,159
Fannie Mae Pool #CB9432 6.00% 11/1/2054 (e)	10,426	10,731
Fannie Mae Pool #MA5552 5.00% 12/1/2054 (e)	10,622	10,466
Fannie Mae Pool #BU5361 5.00% 12/1/2054 (e)	6,210	6,132
Fannie Mae Pool #CB9616 5.50% 12/1/2054 (e)	4,864	4,914
Fannie Mae Pool #BU5234 5.50% 12/1/2054 (e)	2,651	2,679
Fannie Mae Pool #BU5358 6.00% 12/1/2054 (e)	3,042	3,126
Fannie Mae Pool #DC7035 6.00% 12/1/2054 (e)	1,145	1,171
Fannie Mae Pool #DC7823 6.00% 12/1/2054 (e)	560	573
Fannie Mae Pool #FA0287 6.00% 12/1/2054 (e)	311	318
Fannie Mae Pool #FP0130 6.50% 12/1/2054 (e)	20,834	21,664
Fannie Mae Pool #DC8825 6.50% 12/1/2054 (e)	304	321
Fannie Mae Pool #CB9737 5.00% 1/1/2055 (e)	11,987	11,865
Fannie Mae Pool #MA5586 5.50% 1/1/2055 (e)	447	449
Fannie Mae Pool #DC9703 6.00% 1/1/2055 (e)	12,874	13,161
Fannie Mae Pool #CB9821 6.00% 1/1/2055 (e)	9,313	9,567
Fannie Mae Pool #MA5587 6.00% 1/1/2055 (e)	7,208	7,368
Fannie Mae Pool #DD0835 6.00% 1/1/2055 (e)	1,093	1,118
Fannie Mae Pool #DC8604 6.00% 1/1/2055 (e)	431	440
Fannie Mae Pool #FP0137 6.50% 1/1/2055 (e)	126	131
Fannie Mae Pool #DD1917 7.00% 1/1/2055 (e)	1,874	1,984
Fannie Mae Pool #MA5612 4.50% 2/1/2055 (e)	2	2
Fannie Mae Pool #FA0608 5.50% 2/1/2055 (e)	969	975
Fannie Mae Pool #MA5615 6.00% 2/1/2055 (e)	6,899	7,052
Fannie Mae Pool #DD0783 6.00% 2/1/2055 (e)	150	153
Fannie Mae Pool #FA0643 6.50% 2/1/2055 (e)	28,521	29,820
Fannie Mae Pool #FP0138 6.50% 2/1/2055 (e)	1,935	2,012
Fannie Mae Pool #MA5639 7.00% 2/1/2055 (e)	104	110
Fannie Mae Pool #MA5646 5.50% 3/1/2055 (e)	9,522	9,575
Fannie Mae Pool #DD0223 5.50% 3/1/2055 (e)	31	31
Fannie Mae Pool #MA5647 6.00% 3/1/2055 (e)	3,085	3,153
Fannie Mae Pool #190445 6.50% 3/1/2055 (e)	83,374	86,695
Fannie Mae Pool #FA2843 6.50% 3/1/2055 (e)	12,484	12,986
Fannie Mae Pool #DD6414 6.50% 3/1/2055 (e)	901	937
Fannie Mae Pool #DD2617 6.50% 3/1/2055 (e)	710	738
Fannie Mae Pool #MA5649 7.00% 3/1/2055 (e)	1,624	1,719
Fannie Mae Pool #DD4930 5.50% 4/1/2055 (e)	7,610	7,652
Fannie Mae Pool #MA5674 6.00% 4/1/2055 (e)	24,839	25,392
Fannie Mae Pool #FA1162 6.00% 4/1/2055 (e)	2,019	2,064
Fannie Mae Pool #DD4459 6.00% 4/1/2055 (e)	1,191	1,218
Fannie Mae Pool #DD8109 6.00% 4/1/2055 (e)	76	78
Fannie Mae Pool #MA5675 6.50% 4/1/2055 (e)	32,475	33,769
Fannie Mae Pool #DD8146 6.50% 4/1/2055 (e)	1,061	1,103
Fannie Mae Pool #DC2758 6.50% 4/1/2055 (e)	26	27
Fannie Mae Pool #DD6085 6.50% 4/1/2055 (e)	19	19
Fannie Mae Pool #FA4426 7.00% 4/1/2055 (e)	3,483	3,685
U.S. Government Securities Fund — Page 14 of 34

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #MA5699 5.00% 5/1/2055 (e)	USD2,135	$2,103
Fannie Mae Pool #MA5700 5.50% 5/1/2055 (e)	4,109	4,132
Fannie Mae Pool #MA5701 6.00% 5/1/2055 (e)	26,673	27,267
Fannie Mae Pool #DD8404 6.50% 5/1/2055 (e)	2,437	2,534
Fannie Mae Pool #DD8649 7.00% 5/1/2055 (e)	2,333	2,468
Fannie Mae Pool #DD8411 7.00% 5/1/2055 (e)	992	1,050
Fannie Mae Pool #MA5734 5.00% 6/1/2055 (e)	1,096	1,080
Fannie Mae Pool #DD7303 5.50% 6/1/2055 (e)	730	734
Fannie Mae Pool #BV1723 6.00% 6/1/2055 (e)	17,283	17,668
Fannie Mae Pool #DE1082 6.50% 6/1/2055 (e)	3,260	3,390
Fannie Mae Pool #DE1078 6.50% 6/1/2055 (e)	1,344	1,398
Fannie Mae Pool #DE1166 6.50% 6/1/2055 (e)	239	249
Fannie Mae Pool #MA5738 7.00% 6/1/2055 (e)	21,542	22,791
Fannie Mae Pool #DE1088 7.00% 6/1/2055 (e)	296	315
Fannie Mae Pool #MA5761 6.00% 7/1/2055 (e)	11,964	12,231
Fannie Mae Pool #DE2192 6.00% 7/1/2055 (e)	6,673	6,821
Fannie Mae Pool #DD9889 6.00% 7/1/2055 (e)	65	66
Fannie Mae Pool #FA2842 6.50% 7/1/2055 (e)	44,449	46,219
Fannie Mae Pool #MA5763 7.00% 7/1/2055 (e)	34,251	36,236
Fannie Mae Pool #BV6163 3.50% 8/1/2055 (e)	1,110	1,010
Fannie Mae Pool #CC0859 5.50% 8/1/2055 (e)	1,155	1,171
Fannie Mae Pool #MA5793 6.00% 8/1/2055 (e)	54,366	55,576
Fannie Mae Pool #CC0879 6.00% 8/1/2055 (e)	4,528	4,675
Fannie Mae Pool #MA5795 7.00% 8/1/2055 (e)	3,403	3,600
Fannie Mae Pool #BV6044 3.50% 9/1/2055 (e)	1,983	1,805
Fannie Mae Pool #MA5823 6.00% 9/1/2055 (e)	9,111	9,314
Fannie Mae Pool #MA5824 6.50% 9/1/2055 (e)	10,456	10,873
Fannie Mae Pool #MA5854 6.00% 10/1/2055 (e)	14,621	14,946
Fannie Mae Pool #MA5855 6.50% 10/1/2055 (e)	68,093	70,805
Fannie Mae Pool #MA5911 6.00% 12/1/2055 (e)	70,718	72,275
Fannie Mae Pool #DF7614 6.50% 12/1/2055 (e)	43	45
Fannie Mae Pool #CC1651 7.00% 12/1/2055 (e)	3,755	3,975
Fannie Mae Pool #DF2575 7.00% 12/1/2055 (e)	1,026	1,092
Fannie Mae Pool #BW2544 7.00% 2/1/2056 (e)	136	144
Fannie Mae Pool #BF0133 4.00% 8/1/2056 (e)	11,272	10,597
Fannie Mae Pool #BF0141 5.50% 9/1/2056 (e)	323	328
Fannie Mae Pool #BF0379 3.50% 4/1/2059 (e)	14,398	12,994
Fannie Mae Pool #BM6693 3.50% 8/1/2059 (e)	5,703	5,146
Fannie Mae Pool #BF0481 3.50% 6/1/2060 (e)	9,469	8,543
Fannie Mae Pool #BF0480 3.50% 6/1/2060 (e)	5,990	5,442
Fannie Mae Pool #BF0497 3.00% 7/1/2060 (e)	20,165	17,356
Fannie Mae Pool #BF0546 2.50% 7/1/2061 (e)	16,430	13,470
Fannie Mae Pool #BF0585 4.50% 12/1/2061 (e)	3,882	3,733
Fannie Mae Pool #BF0762 3.00% 9/1/2063 (e)	6,765	5,805
Fannie Mae Pool #BF0765 3.50% 9/1/2063 (e)	4,897	4,405
Fannie Mae Pool #BF0784 3.50% 12/1/2063 (e)	4,064	3,656
Fannie Mae Pool #BF0786 4.00% 12/1/2063 (e)	6,267	5,804
Fannie Mae, Series 2001-25, Class ZA, 6.50% 6/25/2031 (e)	31	31
Fannie Mae, Series 2006-65, Class PF, (30-day Average USD-SOFR + 0.394%) 4.007% 7/25/2036 (e)(f)	148	147
Fannie Mae, Series 1999-T2, Class A1, 7.50% 1/19/2039 (e)(f)	59	60
Fannie Mae, Series 2001-T10, Class A1, 7.00% 12/25/2041 (e)	19	19
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 7/25/2036 (e)	132	117
Fannie Mae, Series 2006-83, Class AO, principal only, 0% 9/25/2036 (e)	185	166
FARM Mortgage Trust, Series 2024-1, Class A, 4.679% 10/1/2053 (e)(f)(g)	12,390	11,892
U.S. Government Securities Fund — Page 15 of 34

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #ZS8922 7.00% 4/1/2028 (e)	USD1	$1
Freddie Mac Pool #QS0124 1.50% 11/1/2030 (e)	178	169
Freddie Mac Pool #ZS1044 6.50% 2/1/2036 (e)	1	1
Freddie Mac Pool #ZI5486 6.50% 9/1/2036 (e)	2	2
Freddie Mac Pool #C91909 4.00% 11/1/2036 (e)	39	38
Freddie Mac Pool #1H1354 6.343% 11/1/2036 (e)(f)	22	22
Freddie Mac Pool #SB0649 2.50% 4/1/2037 (e)	685	646
Freddie Mac Pool #SB1452 6.00% 4/1/2040 (e)	648	667
Freddie Mac Pool #SB8386 6.00% 5/1/2040 (e)	631	649
Freddie Mac Pool #RR0004 6.00% 6/1/2040 (e)	1,480	1,522
Freddie Mac Pool #RR0011 6.00% 7/1/2040 (e)	839	862
Freddie Mac Pool #SC0113 2.00% 12/1/2040 (e)	2,074	1,815
Freddie Mac Pool #G06459 5.00% 5/1/2041 (e)	752	760
Freddie Mac Pool #SC0169 2.00% 6/1/2041 (e)	3,741	3,256
Freddie Mac Pool #SC0175 2.00% 9/1/2041 (e)	7,067	6,160
Freddie Mac Pool #QK1181 2.00% 11/1/2041 (e)	5,810	5,035
Freddie Mac Pool #RB5138 2.00% 12/1/2041 (e)	29,865	25,873
Freddie Mac Pool #RB5145 2.00% 2/1/2042 (e)	7,406	6,406
Freddie Mac Pool #RB5148 2.00% 3/1/2042 (e)	15,907	13,752
Freddie Mac Pool #Q15874 4.00% 2/1/2043 (e)	21	20
Freddie Mac Pool #Q17696 3.50% 4/1/2043 (e)	190	179
Freddie Mac Pool #Q18236 3.50% 5/1/2043 (e)	255	240
Freddie Mac Pool #Q19133 3.50% 6/1/2043 (e)	211	197
Freddie Mac Pool #G61082 3.00% 7/1/2043 (e)	2,425	2,219
Freddie Mac Pool #RB5276 7.00% 12/1/2043 (e)	93	99
Freddie Mac Pool #Q28558 3.50% 9/1/2044 (e)	1,123	1,049
Freddie Mac Pool #RB5317 6.50% 10/1/2044 (e)	602	627
Freddie Mac Pool #760012 5.152% 4/1/2045 (e)(f)	424	426
Freddie Mac Pool #760013 5.154% 4/1/2045 (e)(f)	379	382
Freddie Mac Pool #760014 4.634% 8/1/2045 (e)(f)	487	485
Freddie Mac Pool #G60238 3.50% 10/1/2045 (e)	5,948	5,565
Freddie Mac Pool #Z40130 3.00% 1/1/2046 (e)	1,079	990
Freddie Mac Pool #G60744 3.50% 7/1/2046 (e)	990	921
Freddie Mac Pool #G67700 3.50% 8/1/2046 (e)	2,237	2,083
Freddie Mac Pool #760015 4.224% 1/1/2047 (e)(f)	1,098	1,069
Freddie Mac Pool #Q47615 3.50% 4/1/2047 (e)	437	401
Freddie Mac Pool #Q51622 3.50% 10/1/2047 (e)	439	403
Freddie Mac Pool #Q52069 3.50% 11/1/2047 (e)	559	519
Freddie Mac Pool #ZT0538 3.50% 3/1/2048 (e)	872	807
Freddie Mac Pool #Q54701 3.50% 3/1/2048 (e)	367	339
Freddie Mac Pool #Q54709 3.50% 3/1/2048 (e)	364	338
Freddie Mac Pool #Q54700 3.50% 3/1/2048 (e)	297	276
Freddie Mac Pool #Q55056 3.50% 3/1/2048 (e)	279	259
Freddie Mac Pool #Q54781 3.50% 3/1/2048 (e)	207	192
Freddie Mac Pool #Q54782 3.50% 3/1/2048 (e)	168	155
Freddie Mac Pool #Q54699 3.50% 3/1/2048 (e)	158	147
Freddie Mac Pool #Q54831 3.50% 3/1/2048 (e)	109	102
Freddie Mac Pool #Q54698 3.50% 3/1/2048 (e)	101	94
Freddie Mac Pool #G67711 4.00% 3/1/2048 (e)	14,006	13,319
Freddie Mac Pool #Q55060 3.50% 4/1/2048 (e)	91	84
Freddie Mac Pool #Q55971 4.00% 5/1/2048 (e)	319	304
Freddie Mac Pool #Q56175 4.00% 5/1/2048 (e)	267	255
Freddie Mac Pool #Q55970 4.00% 5/1/2048 (e)	168	160
Freddie Mac Pool #Q56590 3.50% 6/1/2048 (e)	202	188
U.S. Government Securities Fund — Page 16 of 34

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #Q56589 3.50% 6/1/2048 (e)	USD120	$111
Freddie Mac Pool #Q56591 3.50% 6/1/2048 (e)	88	81
Freddie Mac Pool #Q56599 4.00% 6/1/2048 (e)	581	554
Freddie Mac Pool #Q57242 4.50% 7/1/2048 (e)	258	252
Freddie Mac Pool #Q58411 4.50% 9/1/2048 (e)	1,046	1,025
Freddie Mac Pool #Q58436 4.50% 9/1/2048 (e)	490	479
Freddie Mac Pool #Q58378 4.50% 9/1/2048 (e)	330	322
Freddie Mac Pool #ZN4636 3.00% 10/1/2048 (e)	7,379	6,585
Freddie Mac Pool #Z40273 4.50% 10/1/2048 (e)	541	530
Freddie Mac Pool #ZA6700 3.50% 4/1/2049 (e)	4,577	4,216
Freddie Mac Pool #QA0284 3.50% 6/1/2049 (e)	1,195	1,109
Freddie Mac Pool #SD7502 3.50% 7/1/2049 (e)	3,773	3,476
Freddie Mac Pool #QA1442 3.50% 8/1/2049 (e)	2,142	1,981
Freddie Mac Pool #RA1339 3.00% 9/1/2049 (e)	1,301	1,161
Freddie Mac Pool #QA2748 3.50% 9/1/2049 (e)	351	326
Freddie Mac Pool #RA1580 3.50% 10/1/2049 (e)	2,889	2,684
Freddie Mac Pool #RA1463 3.50% 10/1/2049 (e)	2,741	2,546
Freddie Mac Pool #SD7513 3.50% 4/1/2050 (e)	38,579	35,509
Freddie Mac Pool #QB0758 3.00% 6/1/2050 (e)	933	818
Freddie Mac Pool #RA3384 3.00% 8/1/2050 (e)	284	251
Freddie Mac Pool #RA3528 2.50% 9/1/2050 (e)	164	137
Freddie Mac Pool #RA3726 2.00% 10/1/2050 (e)	1,949	1,566
Freddie Mac Pool #RA3808 2.00% 10/1/2050 (e)	986	791
Freddie Mac Pool #SD8106 2.00% 11/1/2050 (e)	11,323	9,166
Freddie Mac Pool #SD0477 2.00% 11/1/2050 (e)	1,948	1,566
Freddie Mac Pool #QB5838 2.50% 11/1/2050 (e)	155	131
Freddie Mac Pool #QB6579 2.00% 12/1/2050 (e)	4,316	3,458
Freddie Mac Pool #QB7061 2.00% 12/1/2050 (e)	3,307	2,656
Freddie Mac Pool #SD0467 2.00% 12/1/2050 (e)	698	562
Freddie Mac Pool #QB7053 2.00% 12/1/2050 (e)	312	250
Freddie Mac Pool #QB6890 2.00% 12/1/2050 (e)	296	238
Freddie Mac Pool #QB7243 2.00% 1/1/2051 (e)	2,827	2,265
Freddie Mac Pool #QB7817 2.00% 1/1/2051 (e)	857	686
Freddie Mac Pool #QB7858 2.00% 1/1/2051 (e)	523	419
Freddie Mac Pool #QB7255 2.00% 1/1/2051 (e)	506	406
Freddie Mac Pool #QB7230 2.00% 1/1/2051 (e)	24	19
Freddie Mac Pool #SD8128 2.00% 2/1/2051 (e)	357	289
Freddie Mac Pool #QB8370 2.00% 2/1/2051 (e)	240	193
Freddie Mac Pool #QC0085 2.00% 2/1/2051 (e)	222	178
Freddie Mac Pool #QB9090 2.00% 2/1/2051 (e)	76	61
Freddie Mac Pool #SD8134 2.00% 3/1/2051 (e)	594	480
Freddie Mac Pool #RA5054 2.00% 4/1/2051 (e)	51,344	41,417
Freddie Mac Pool #RA4982 2.00% 4/1/2051 (e)	4,052	3,247
Freddie Mac Pool #QC1187 2.50% 4/1/2051 (e)	16,861	14,177
Freddie Mac Pool #RA5288 2.00% 5/1/2051 (e)	22,462	18,211
Freddie Mac Pool #RA5155 2.00% 5/1/2051 (e)	328	263
Freddie Mac Pool #SD3984 2.00% 5/1/2051 (e)	24	19
Freddie Mac Pool #RA5355 2.50% 5/1/2051 (e)	4,942	4,176
Freddie Mac Pool #RA5259 2.50% 5/1/2051 (e)	4,642	3,943
Freddie Mac Pool #RA5275 2.50% 5/1/2051 (e)	653	547
Freddie Mac Pool #QC3423 2.00% 6/1/2051 (e)	513	411
Freddie Mac Pool #SD1852 2.50% 6/1/2051 (e)	1,672	1,405
Freddie Mac Pool #RA5435 2.50% 6/1/2051 (e)	685	574
Freddie Mac Pool #SI2032 2.50% 6/1/2051 (e)	213	178
U.S. Government Securities Fund — Page 17 of 34

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #QC3551 2.50% 7/1/2051 (e)	USD3,535	$2,984
Freddie Mac Pool #QC4231 2.50% 7/1/2051 (e)	36	30
Freddie Mac Pool #QC4305 3.00% 7/1/2051 (e)	5,596	4,897
Freddie Mac Pool #SD7544 3.00% 7/1/2051 (e)	1,226	1,092
Freddie Mac Pool #SD0718 2.50% 8/1/2051 (e)	919	770
Freddie Mac Pool #QC5857 3.00% 8/1/2051 (e)	8,962	7,842
Freddie Mac Pool #SD7545 2.50% 9/1/2051 (e)	5,048	4,337
Freddie Mac Pool #RA5937 2.50% 9/1/2051 (e)	2,770	2,337
Freddie Mac Pool #QC7739 2.50% 9/1/2051 (e)	214	179
Freddie Mac Pool #QC7486 3.00% 9/1/2051 (e)	5,682	4,971
Freddie Mac Pool #RA5971 3.00% 9/1/2051 (e)	1,624	1,447
Freddie Mac Pool #RA6136 2.50% 10/1/2051 (e)	702	589
Freddie Mac Pool #QC9256 2.50% 10/1/2051 (e)	174	147
Freddie Mac Pool #SD0734 3.00% 10/1/2051 (e)	412	367
Freddie Mac Pool #SD0740 3.50% 10/1/2051 (e)	985	903
Freddie Mac Pool #RA6212 4.00% 10/1/2051 (e)	291	274
Freddie Mac Pool #RA6406 2.00% 11/1/2051 (e)	4,524	3,647
Freddie Mac Pool #SD1385 2.50% 11/1/2051 (e)	4,742	4,066
Freddie Mac Pool #SD7548 2.50% 11/1/2051 (e)	3,485	2,977
Freddie Mac Pool #SD8182 2.00% 12/1/2051 (e)	761	613
Freddie Mac Pool #QD2900 2.00% 12/1/2051 (e)	48	38
Freddie Mac Pool #RA6499 2.00% 12/1/2051 (e)	44	35
Freddie Mac Pool #SD0778 2.50% 12/1/2051 (e)	351	295
Freddie Mac Pool #QD3209 3.00% 12/1/2051 (e)	6,934	6,068
Freddie Mac Pool #QD5035 2.00% 1/1/2052 (e)	4,938	3,956
Freddie Mac Pool #SD0838 2.00% 1/1/2052 (e)	719	576
Freddie Mac Pool #QD7144 2.00% 1/1/2052 (e)	32	26
Freddie Mac Pool #QD4465 2.00% 1/1/2052 (e)	25	20
Freddie Mac Pool #SD2629 2.50% 1/1/2052 (e)	9,440	7,939
Freddie Mac Pool #SD7552 2.50% 1/1/2052 (e)	2,476	2,112
Freddie Mac Pool #QD6127 2.50% 1/1/2052 (e)	1,167	979
Freddie Mac Pool #SD0813 3.00% 1/1/2052 (e)	783	696
Freddie Mac Pool #RA6816 2.00% 2/1/2052 (e)	1,424	1,141
Freddie Mac Pool #QD7087 2.00% 2/1/2052 (e)	431	345
Freddie Mac Pool #RA6913 2.00% 2/1/2052 (e)	394	316
Freddie Mac Pool #RA6114 2.00% 2/1/2052 (e)	363	291
Freddie Mac Pool #QD6951 2.00% 2/1/2052 (e)	32	26
Freddie Mac Pool #QD6848 2.50% 2/1/2052 (e)	179	151
Freddie Mac Pool #QE0849 2.50% 2/1/2052 (e)	170	143
Freddie Mac Pool #SD2962 2.50% 2/1/2052 (e)	48	40
Freddie Mac Pool #SD0873 3.50% 2/1/2052 (e)	17,106	15,770
Freddie Mac Pool #QD7089 3.50% 2/1/2052 (e)	1,694	1,552
Freddie Mac Pool #SD8199 2.00% 3/1/2052 (e)	47,695	38,355
Freddie Mac Pool #RA6973 2.00% 3/1/2052 (e)	8,618	6,921
Freddie Mac Pool #SD4071 2.00% 3/1/2052 (e)	6,830	5,473
Freddie Mac Pool #SD5343 2.00% 3/1/2052 (e)	1,708	1,372
Freddie Mac Pool #QD8820 2.00% 3/1/2052 (e)	239	192
Freddie Mac Pool #SD1450 2.50% 3/1/2052 (e)	1,986	1,703
Freddie Mac Pool #QD8807 2.50% 3/1/2052 (e)	217	183
Freddie Mac Pool #SD3226 2.50% 3/1/2052 (e)	207	173
Freddie Mac Pool #SD7553 3.00% 3/1/2052 (e)	13,703	12,189
Freddie Mac Pool #SD8204 2.00% 4/1/2052 (e)	1,588	1,276
Freddie Mac Pool #SD3478 2.50% 4/1/2052 (e)	3,575	2,997
Freddie Mac Pool #SD7554 2.50% 4/1/2052 (e)	1,116	956
U.S. Government Securities Fund — Page 18 of 34

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #SL0316 2.00% 5/1/2052 (e)	USD9,651	$7,766
Freddie Mac Pool #8D0226 2.514% 5/1/2052 (e)(f)	4,836	4,437
Freddie Mac Pool #SD8213 3.00% 5/1/2052 (e)	54,393	47,580
Freddie Mac Pool #QE1719 4.00% 5/1/2052 (e)	571	536
Freddie Mac Pool #SD6496 2.00% 6/1/2052 (e)	2,763	2,224
Freddie Mac Pool #SD8219 2.50% 6/1/2052 (e)	222	187
Freddie Mac Pool #SD8220 3.00% 6/1/2052 (e)	19,668	17,231
Freddie Mac Pool #SD6203 3.00% 6/1/2052 (e)	1,377	1,204
Freddie Mac Pool #RA7556 4.50% 6/1/2052 (e)	11,799	11,383
Freddie Mac Pool #SL2621 2.50% 7/1/2052 (e)	18,580	15,665
Freddie Mac Pool #SD8225 3.00% 7/1/2052 (e)	28,801	25,193
Freddie Mac Pool #QE6008 3.50% 7/1/2052 (e)	242	220
Freddie Mac Pool #QE4998 4.00% 7/1/2052 (e)	84	79
Freddie Mac Pool #SD1502 4.00% 7/1/2052 (e)	46	43
Freddie Mac Pool #SD1406 2.00% 8/1/2052 (e)	1,554	1,247
Freddie Mac Pool #SD8235 3.00% 8/1/2052 (e)	456	400
Freddie Mac Pool #SD7346 3.00% 8/1/2052 (e)	80	70
Freddie Mac Pool #QE8992 4.00% 8/1/2052 (e)	307	289
Freddie Mac Pool #SD1441 4.00% 8/1/2052 (e)	177	166
Freddie Mac Pool #SD1382 4.00% 8/1/2052 (e)	51	48
Freddie Mac Pool #QE6678 4.00% 8/1/2052 (e)	25	24
Freddie Mac Pool #QE8579 4.50% 8/1/2052 (e)	2,222	2,145
Freddie Mac Pool #SD8251 5.50% 8/1/2052 (e)	680	686
Freddie Mac Pool #QE9349 4.00% 9/1/2052 (e)	861	810
Freddie Mac Pool #QF1655 4.00% 9/1/2052 (e)	52	49
Freddie Mac Pool #QE9805 4.00% 9/1/2052 (e)	28	27
Freddie Mac Pool #QF0212 4.50% 9/1/2052 (e)	9,722	9,382
Freddie Mac Pool #QE9497 4.50% 9/1/2052 (e)	2,236	2,158
Freddie Mac Pool #SD1608 4.50% 9/1/2052 (e)	1,440	1,388
Freddie Mac Pool #RA7938 5.00% 9/1/2052 (e)	44,911	44,552
Freddie Mac Pool #SD8256 4.00% 10/1/2052 (e)	9,485	8,908
Freddie Mac Pool #QF1236 4.50% 10/1/2052 (e)	14,125	13,612
Freddie Mac Pool #SD2465 4.50% 10/1/2052 (e)	883	852
Freddie Mac Pool #SD8258 5.00% 10/1/2052 (e)	12,939	12,823
Freddie Mac Pool #SD1895 4.50% 11/1/2052 (e)	15,884	15,503
Freddie Mac Pool #SD2948 5.50% 11/1/2052 (e)	23,155	23,357
Freddie Mac Pool #SD8276 5.00% 12/1/2052 (e)	18,649	18,473
Freddie Mac Pool #QF4188 5.50% 12/1/2052 (e)	677	682
Freddie Mac Pool #QF4136 5.50% 12/1/2052 (e)	255	257
Freddie Mac Pool #SD8281 6.50% 12/1/2052 (e)	44,589	46,529
Freddie Mac Pool #SD8288 5.00% 1/1/2053 (e)	180,040	178,345
Freddie Mac Pool #SD8290 6.00% 1/1/2053 (e)	41,098	42,251
Freddie Mac Pool #QF6121 6.00% 1/1/2053 (e)	404	415
Freddie Mac Pool #QF7144 5.50% 2/1/2053 (e)	6,819	6,873
Freddie Mac Pool #SD8301 6.00% 2/1/2053 (e)	7,298	7,502
Freddie Mac Pool #QF8351 5.50% 3/1/2053 (e)	1,432	1,450
Freddie Mac Pool #RA8748 6.00% 3/1/2053 (e)	9,610	9,951
Freddie Mac Pool #SD2716 5.00% 4/1/2053 (e)	6,067	6,027
Freddie Mac Pool #SD8315 5.00% 4/1/2053 (e)	411	407
Freddie Mac Pool #SD8316 5.50% 4/1/2053 (e)	8,628	8,702
Freddie Mac Pool #QG1653 6.00% 4/1/2053 (e)	8,381	8,614
Freddie Mac Pool #QG0259 6.00% 4/1/2053 (e)	4,432	4,548
Freddie Mac Pool #SD3450 3.50% 5/1/2053 (e)	21	19
Freddie Mac Pool #RA8647 4.50% 5/1/2053 (e)	970	936
U.S. Government Securities Fund — Page 19 of 34

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #SD8323 5.00% 5/1/2053 (e)	USD2,480	$2,456
Freddie Mac Pool #SD8324 5.50% 5/1/2053 (e)	11,622	11,721
Freddie Mac Pool #SD3369 5.50% 5/1/2053 (e)	4,085	4,108
Freddie Mac Pool #QG3365 5.50% 5/1/2053 (e)	3,849	3,900
Freddie Mac Pool #QG2197 5.50% 5/1/2053 (e)	3,732	3,787
Freddie Mac Pool #QG1875 5.50% 5/1/2053 (e)	1	— (d)
Freddie Mac Pool #SD8325 6.00% 5/1/2053 (e)	69,811	71,579
Freddie Mac Pool #QG3763 6.00% 5/1/2053 (e)	7,444	7,652
Freddie Mac Pool #SD8331 5.50% 6/1/2053 (e)	49,586	50,007
Freddie Mac Pool #QG4632 5.50% 6/1/2053 (e)	30,433	30,783
Freddie Mac Pool #QG5136 5.50% 6/1/2053 (e)	456	460
Freddie Mac Pool #QG4732 5.50% 6/1/2053 (e)	35	35
Freddie Mac Pool #SD8332 6.00% 6/1/2053 (e)	170,350	174,744
Freddie Mac Pool #QG5227 6.00% 6/1/2053 (e)	8,121	8,336
Freddie Mac Pool #RA9279 6.00% 6/1/2053 (e)	4,477	4,640
Freddie Mac Pool #RA9283 6.00% 6/1/2053 (e)	3,961	4,068
Freddie Mac Pool #RA9281 6.00% 6/1/2053 (e)	2,698	2,781
Freddie Mac Pool #RA9284 6.00% 6/1/2053 (e)	2,379	2,481
Freddie Mac Pool #SD3240 6.00% 6/1/2053 (e)	1,740	1,787
Freddie Mac Pool #RA9294 6.50% 6/1/2053 (e)	7,747	8,108
Freddie Mac Pool #RA9292 6.50% 6/1/2053 (e)	7,089	7,426
Freddie Mac Pool #RA9289 6.50% 6/1/2053 (e)	6,805	7,194
Freddie Mac Pool #RA9288 6.50% 6/1/2053 (e)	6,360	6,727
Freddie Mac Pool #RA9287 6.50% 6/1/2053 (e)	4,573	4,841
Freddie Mac Pool #RA9290 6.50% 6/1/2053 (e)	3,745	3,956
Freddie Mac Pool #RA9291 6.50% 6/1/2053 (e)	2,509	2,623
Freddie Mac Pool #RA9295 6.50% 6/1/2053 (e)	2,273	2,430
Freddie Mac Pool #SD8341 5.00% 7/1/2053 (e)	28	28
Freddie Mac Pool #SD3386 5.50% 7/1/2053 (e)	7,904	8,003
Freddie Mac Pool #SD8342 5.50% 7/1/2053 (e)	7,139	7,200
Freddie Mac Pool #SD3356 6.00% 7/1/2053 (e)	19,248	19,753
Freddie Mac Pool #SD3432 6.00% 7/1/2053 (e)	126	131
Freddie Mac Pool #RA9381 6.50% 7/1/2053 (e)	16,814	17,706
Freddie Mac Pool #SL0707 3.50% 8/1/2053 (e)	46	42
Freddie Mac Pool #SD3620 5.50% 8/1/2053 (e)	12,508	12,776
Freddie Mac Pool #SD8350 6.00% 8/1/2053 (a)(e)	189,537	194,366
Freddie Mac Pool #QG9159 6.00% 8/1/2053 (e)	7,269	7,446
Freddie Mac Pool #RA9636 6.00% 8/1/2053 (e)	2,961	3,037
Freddie Mac Pool #SD3512 6.00% 8/1/2053 (e)	953	978
Freddie Mac Pool #SD8362 5.50% 9/1/2053 (e)	3,904	3,936
Freddie Mac Pool #RA9857 6.00% 9/1/2053 (e)	17,698	18,166
Freddie Mac Pool #SD3858 6.50% 9/1/2053 (e)	33	34
Freddie Mac Pool #QH0857 6.50% 9/1/2053 (e)	19	19
Freddie Mac Pool #SL1763 3.00% 10/1/2053 (e)	2,006	1,756
Freddie Mac Pool #SD4053 6.00% 10/1/2053 (e)	48,045	49,345
Freddie Mac Pool #SD4546 6.00% 10/1/2053 (e)	19,136	19,639
Freddie Mac Pool #RJ0108 6.50% 10/1/2053 (e)	26,223	27,580
Freddie Mac Pool #SD8370 4.50% 11/1/2053 (e)	8,631	8,306
Freddie Mac Pool #RJ0326 6.50% 11/1/2053 (e)	4,196	4,376
Freddie Mac Pool #SD8374 6.50% 11/1/2053 (e)	218	227
Freddie Mac Pool #RJ0325 6.50% 11/1/2053 (e)	47	49
Freddie Mac Pool #QH7176 6.50% 12/1/2053 (e)	45	47
Freddie Mac Pool #SD6284 2.00% 1/1/2054 (e)	2,860	2,296
Freddie Mac Pool #SD4699 6.00% 1/1/2054 (e)	39,484	40,505
U.S. Government Securities Fund — Page 20 of 34

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #SD8396 6.00% 1/1/2054 (e)	USD11,756	$12,030
Freddie Mac Pool #SD4730 6.00% 1/1/2054 (e)	5,449	5,642
Freddie Mac Pool #SD4614 6.50% 1/1/2054 (e)	3,288	3,454
Freddie Mac Pool #SD4693 6.50% 1/1/2054 (e)	3,070	3,192
Freddie Mac Pool #QH8689 6.50% 1/1/2054 (e)	2,061	2,159
Freddie Mac Pool #RJ0854 6.50% 1/1/2054 (e)	442	461
Freddie Mac Pool #SD8398 7.00% 1/1/2054 (e)	552	584
Freddie Mac Pool #SD8401 5.50% 2/1/2054 (e)	438	441
Freddie Mac Pool #RJ0940 6.00% 2/1/2054 (e)	10,732	11,033
Freddie Mac Pool #SD4975 6.00% 2/1/2054 (e)	2,920	2,985
Freddie Mac Pool #SD4964 6.00% 2/1/2054 (e)	2,858	2,955
Freddie Mac Pool #SD8402 6.00% 2/1/2054 (e)	2,158	2,206
Freddie Mac Pool #SL2362 6.50% 2/1/2054 (e)	49,841	52,448
Freddie Mac Pool #RJ0856 6.50% 2/1/2054 (e)	12,827	13,413
Freddie Mac Pool #SD8404 7.00% 2/1/2054 (e)	2,817	2,981
Freddie Mac Pool #RJ1066 5.50% 3/1/2054 (e)	14,236	14,409
Freddie Mac Pool #SD8408 5.50% 3/1/2054 (e)	5,964	6,001
Freddie Mac Pool #SD5117 6.00% 3/1/2054 (e)	4,062	4,182
Freddie Mac Pool #RJ1076 6.00% 3/1/2054 (e)	1,499	1,538
Freddie Mac Pool #RJ1015 6.50% 3/1/2054 (e)	3,546	3,705
Freddie Mac Pool #RJ1216 5.50% 4/1/2054 (e)	6,530	6,621
Freddie Mac Pool #RJ1215 5.50% 4/1/2054 (e)	1,063	1,070
Freddie Mac Pool #SD5303 6.00% 4/1/2054 (e)	1,425	1,464
Freddie Mac Pool #QI3333 6.00% 4/1/2054 (e)	996	1,030
Freddie Mac Pool #RJ1348 6.00% 4/1/2054 (e)	722	744
Freddie Mac Pool #SD5221 6.50% 4/1/2054 (e)	3,562	3,751
Freddie Mac Pool #QI4365 6.50% 4/1/2054 (e)	1,595	1,668
Freddie Mac Pool #RJ1419 5.50% 5/1/2054 (e)	1,519	1,529
Freddie Mac Pool #RJ1429 6.00% 5/1/2054 (e)	6,651	6,829
Freddie Mac Pool #SD5692 6.00% 5/1/2054 (e)	1,340	1,387
Freddie Mac Pool #SD8432 6.00% 5/1/2054 (e)	7	7
Freddie Mac Pool #SD5404 6.50% 5/1/2054 (e)	22,593	23,646
Freddie Mac Pool #RJ1535 6.50% 5/1/2054 (e)	10,522	11,066
Freddie Mac Pool #SD5419 6.50% 5/1/2054 (e)	3,074	3,208
Freddie Mac Pool #RJ1855 5.00% 6/1/2054 (e)	7,361	7,291
Freddie Mac Pool #RJ1857 5.50% 6/1/2054 (e)	1,750	1,769
Freddie Mac Pool #RJ1785 6.00% 6/1/2054 (e)	3,375	3,472
Freddie Mac Pool #RJ1779 6.00% 6/1/2054 (e)	2,457	2,549
Freddie Mac Pool #SD5719 6.00% 6/1/2054 (e)	983	1,005
Freddie Mac Pool #QI7562 6.00% 6/1/2054 (e)	101	104
Freddie Mac Pool #SD8439 6.00% 6/1/2054 (e)	3	3
Freddie Mac Pool #RJ1797 6.50% 6/1/2054 (e)	40,842	42,672
Freddie Mac Pool #RJ1792 6.50% 6/1/2054 (e)	27,002	28,459
Freddie Mac Pool #RJ1726 6.50% 6/1/2054 (e)	9,675	10,126
Freddie Mac Pool #RJ1725 6.50% 6/1/2054 (e)	6,867	7,241
Freddie Mac Pool #SD5701 6.50% 6/1/2054 (e)	3,653	3,839
Freddie Mac Pool #QI9079 6.50% 6/1/2054 (e)	1,180	1,234
Freddie Mac Pool #QI8872 5.50% 7/1/2054 (e)	1,222	1,237
Freddie Mac Pool #SD8446 5.50% 7/1/2054 (e)	299	301
Freddie Mac Pool #RJ1964 6.00% 7/1/2054 (e)	16,017	16,662
Freddie Mac Pool #SD8447 6.00% 7/1/2054 (e)	12,003	12,271
Freddie Mac Pool #RJ1975 6.00% 7/1/2054 (e)	10,927	11,266
Freddie Mac Pool #SD5949 6.00% 7/1/2054 (e)	9,725	9,970
Freddie Mac Pool #SD5813 6.00% 7/1/2054 (e)	4,502	4,618
U.S. Government Securities Fund — Page 21 of 34

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #SD5873 6.00% 7/1/2054 (e)	USD3,187	$3,266
Freddie Mac Pool #SD5896 6.00% 7/1/2054 (e)	1,805	1,852
Freddie Mac Pool #QI8874 6.00% 7/1/2054 (e)	1,749	1,798
Freddie Mac Pool #QJ0957 6.00% 7/1/2054 (e)	653	667
Freddie Mac Pool #RJ1986 6.50% 7/1/2054 (e)	57,397	59,970
Freddie Mac Pool #SD8448 6.50% 7/1/2054 (e)	17,862	18,573
Freddie Mac Pool #SD5905 6.50% 7/1/2054 (e)	3,457	3,623
Freddie Mac Pool #RJ2200 5.50% 8/1/2054 (e)	4,745	4,794
Freddie Mac Pool #SD6286 5.50% 8/1/2054 (e)	3,853	3,906
Freddie Mac Pool #RJ2206 5.50% 8/1/2054 (e)	2,785	2,806
Freddie Mac Pool #RJ2243 5.50% 8/1/2054 (e)	2,683	2,711
Freddie Mac Pool #RJ2203 5.50% 8/1/2054 (e)	484	490
Freddie Mac Pool #RJ2210 6.00% 8/1/2054 (e)	31,084	31,919
Freddie Mac Pool #RJ2216 6.00% 8/1/2054 (e)	13,726	14,072
Freddie Mac Pool #SD8454 6.00% 8/1/2054 (e)	4,202	4,296
Freddie Mac Pool #SD6029 6.00% 8/1/2054 (e)	2,892	2,973
Freddie Mac Pool #RJ2212 6.00% 8/1/2054 (e)	1,329	1,376
Freddie Mac Pool #QJ3296 6.00% 8/1/2054 (e)	875	899
Freddie Mac Pool #SD8455 6.50% 8/1/2054 (e)	25,284	26,291
Freddie Mac Pool #RJ2222 6.50% 8/1/2054 (e)	22,247	23,206
Freddie Mac Pool #RJ2247 6.50% 8/1/2054 (e)	7,366	7,696
Freddie Mac Pool #SD6034 6.50% 8/1/2054 (e)	6,992	7,318
Freddie Mac Pool #RJ2228 6.50% 8/1/2054 (e)	4,059	4,233
Freddie Mac Pool #SD6047 6.50% 8/1/2054 (e)	2,617	2,752
Freddie Mac Pool #SD6035 6.50% 8/1/2054 (e)	1,863	1,953
Freddie Mac Pool #QJ1576 6.50% 8/1/2054 (e)	671	701
Freddie Mac Pool #RJ2422 5.50% 9/1/2054 (e)	7,715	7,796
Freddie Mac Pool #SD6328 5.50% 9/1/2054 (e)	6,927	7,025
Freddie Mac Pool #RJ2415 5.50% 9/1/2054 (e)	3,285	3,339
Freddie Mac Pool #RJ2408 5.50% 9/1/2054 (e)	2,906	2,937
Freddie Mac Pool #SD8462 5.50% 9/1/2054 (e)	212	213
Freddie Mac Pool #QJ3044 5.50% 9/1/2054 (e)	82	82
Freddie Mac Pool #SD6562 6.00% 9/1/2054 (e)	26,761	27,426
Freddie Mac Pool #RJ2314 6.00% 9/1/2054 (e)	10,094	10,374
Freddie Mac Pool #QJ3870 6.00% 9/1/2054 (e)	6,784	6,939
Freddie Mac Pool #RJ2312 6.00% 9/1/2054 (e)	5,170	5,316
Freddie Mac Pool #RJ2306 6.00% 9/1/2054 (e)	4,979	5,171
Freddie Mac Pool #RJ2308 6.00% 9/1/2054 (e)	4,919	5,094
Freddie Mac Pool #RJ2309 6.00% 9/1/2054 (e)	2,830	2,902
Freddie Mac Pool #SD6578 6.00% 9/1/2054 (e)	2,324	2,405
Freddie Mac Pool #SD8463 6.00% 9/1/2054 (e)	1,609	1,645
Freddie Mac Pool #SD8464 6.50% 9/1/2054 (e)	23,544	24,482
Freddie Mac Pool #SD6271 6.50% 9/1/2054 (e)	18,582	19,356
Freddie Mac Pool #SL2445 6.50% 9/1/2054 (e)	13,394	13,989
Freddie Mac Pool #RJ2474 6.50% 9/1/2054 (e)	5,824	6,091
Freddie Mac Pool #RJ2411 6.50% 9/1/2054 (e)	4,300	4,486
Freddie Mac Pool #RJ2320 6.50% 9/1/2054 (e)	2,621	2,739
Freddie Mac Pool #QJ3334 6.50% 9/1/2054 (e)	1,757	1,831
Freddie Mac Pool #RJ2470 6.50% 9/1/2054 (e)	1,546	1,611
Freddie Mac Pool #RJ2325 6.50% 9/1/2054 (e)	1,070	1,117
Freddie Mac Pool #QJ4693 6.50% 9/1/2054 (e)	157	165
Freddie Mac Pool #QJ4654 6.50% 9/1/2054 (e)	12	12
Freddie Mac Pool #RJ2664 5.00% 10/1/2054 (e)	171	169
Freddie Mac Pool #RJ2625 5.50% 10/1/2054 (e)	11,626	11,745
U.S. Government Securities Fund — Page 22 of 34

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #SD8469 5.50% 10/1/2054 (e)	USD1,512	$1,521
Freddie Mac Pool #SD6686 6.00% 10/1/2054 (e)	287	294
Freddie Mac Pool #SD6733 6.50% 10/1/2054 (e)	6,014	6,289
Freddie Mac Pool #SD8483 3.50% 11/1/2054 (e)	370	337
Freddie Mac Pool #RJ2851 4.50% 11/1/2054 (e)	7,491	7,203
Freddie Mac Pool #RJ2860 5.00% 11/1/2054 (e)	4,433	4,366
Freddie Mac Pool #RJ2836 5.00% 11/1/2054 (e)	105	104
Freddie Mac Pool #SD8475 5.50% 11/1/2054 (e)	37,639	37,848
Freddie Mac Pool #RJ2917 5.50% 11/1/2054 (e)	10,436	10,534
Freddie Mac Pool #QX0310 5.50% 11/1/2054 (e)	468	470
Freddie Mac Pool #RJ3017 5.00% 12/1/2054 (e)	10,656	10,503
Freddie Mac Pool #RJ3163 5.00% 12/1/2054 (e)	8,147	8,068
Freddie Mac Pool #QX1743 5.00% 12/1/2054 (e)	5,328	5,261
Freddie Mac Pool #RJ3012 5.00% 12/1/2054 (e)	3,419	3,385
Freddie Mac Pool #QX2834 5.00% 12/1/2054 (e)	1,751	1,733
Freddie Mac Pool #SD8493 5.50% 12/1/2054 (e)	2,168	2,180
Freddie Mac Pool #QX1414 5.50% 12/1/2054 (e)	520	523
Freddie Mac Pool #QX1881 6.00% 12/1/2054 (e)	2,740	2,814
Freddie Mac Pool #SD8494 5.50% 1/1/2055 (e)	5,129	5,158
Freddie Mac Pool #RJ3240 6.00% 1/1/2055 (e)	38,361	39,580
Freddie Mac Pool #RJ3305 6.00% 1/1/2055 (e)	10,873	11,199
Freddie Mac Pool #SD8496 6.00% 1/1/2055 (e)	1,173	1,199
Freddie Mac Pool #QX4065 6.00% 1/1/2055 (e)	678	693
Freddie Mac Pool #SL2928 7.00% 1/1/2055 (e)	12,136	12,840
Freddie Mac Pool #RJ3264 4.50% 2/1/2055 (e)	18,534	17,854
Freddie Mac Pool #SD8506 5.50% 2/1/2055 (e)	9	9
Freddie Mac Pool #SD8507 6.00% 2/1/2055 (e)	7,672	7,842
Freddie Mac Pool #QX7714 6.00% 2/1/2055 (e)	116	120
Freddie Mac Pool #QX6647 6.00% 2/1/2055 (e)	105	108
Freddie Mac Pool #SD8508 6.50% 2/1/2055 (e)	13,471	14,008
Freddie Mac Pool #SI2123 6.50% 2/1/2055 (e)	10,220	10,629
Freddie Mac Pool #QX6948 6.50% 2/1/2055 (e)	579	602
Freddie Mac Pool #QX6698 6.50% 2/1/2055 (e)	276	289
Freddie Mac Pool #QX6931 6.50% 2/1/2055 (e)	168	174
Freddie Mac Pool #QX6697 6.50% 2/1/2055 (e)	16	17
Freddie Mac Pool #SD8515 5.50% 3/1/2055 (e)	316	317
Freddie Mac Pool #SD8516 6.00% 3/1/2055 (e)	7,860	8,035
Freddie Mac Pool #SL0673 6.50% 3/1/2055 (e)	47,345	49,762
Freddie Mac Pool #SD8517 6.50% 3/1/2055 (e)	18,213	18,938
Freddie Mac Pool #SL0795 6.50% 3/1/2055 (e)	8,217	8,545
Freddie Mac Pool #QX8785 6.50% 3/1/2055 (e)	105	110
Freddie Mac Pool #SL1094 5.00% 4/1/2055 (e)	1,156	1,140
Freddie Mac Pool #SD8524 5.50% 4/1/2055 (e)	21	21
Freddie Mac Pool #SD8525 6.00% 4/1/2055 (e)	65,520	66,978
Freddie Mac Pool #SL0796 6.00% 4/1/2055 (e)	2,076	2,122
Freddie Mac Pool #SL1416 6.00% 4/1/2055 (e)	212	217
Freddie Mac Pool #QY2186 6.50% 4/1/2055 (e)	1,477	1,542
Freddie Mac Pool #QY0237 6.50% 4/1/2055 (e)	976	1,015
Freddie Mac Pool #QX9932 6.50% 4/1/2055 (e)	224	233
Freddie Mac Pool #QX9980 7.00% 4/1/2055 (e)	437	462
Freddie Mac Pool #SD8537 3.50% 5/1/2055 (e)	1,976	1,798
Freddie Mac Pool #SD8532 5.00% 5/1/2055 (e)	1,986	1,956
Freddie Mac Pool #SD8533 5.50% 5/1/2055 (e)	35,573	35,770
Freddie Mac Pool #SD8534 6.00% 5/1/2055 (e)	38,649	39,509
U.S. Government Securities Fund — Page 23 of 34

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #QY2990 6.00% 5/1/2055 (e)	USD771	$788
Freddie Mac Pool #SL1315 6.50% 5/1/2055 (e)	4,721	4,910
Freddie Mac Pool #QY2656 6.50% 5/1/2055 (e)	77	80
Freddie Mac Pool #RQ0017 3.50% 6/1/2055 (e)	252	229
Freddie Mac Pool #RQ0012 5.00% 6/1/2055 (e)	8,616	8,488
Freddie Mac Pool #RQ0014 6.00% 6/1/2055 (e)	19,661	20,099
Freddie Mac Pool #RQ0015 6.50% 6/1/2055 (e)	14,541	15,120
Freddie Mac Pool #SL1781 6.50% 6/1/2055 (e)	1,106	1,151
Freddie Mac Pool #QY4677 6.50% 6/1/2055 (e)	867	901
Freddie Mac Pool #RQ0016 7.00% 6/1/2055 (e)	9,053	9,578
Freddie Mac Pool #RQ0028 6.00% 7/1/2055 (e)	87,878	89,834
Freddie Mac Pool #QY7784 6.00% 7/1/2055 (e)	7,367	7,531
Freddie Mac Pool #QY7786 6.00% 7/1/2055 (e)	1,047	1,070
Freddie Mac Pool #SL2625 6.50% 7/1/2055 (e)	41,571	43,227
Freddie Mac Pool #RQ0029 6.50% 7/1/2055 (e)	1,533	1,594
Freddie Mac Pool #RQ0041 6.00% 8/1/2055 (e)	26,349	26,935
Freddie Mac Pool #RJ5151 6.50% 8/1/2055 (e)	33	34
Freddie Mac Pool #RQ0050 6.00% 9/1/2055 (e)	7,488	7,655
Freddie Mac Pool #RQ0051 6.50% 9/1/2055 (e)	10,307	10,717
Freddie Mac Pool #RQ0058 6.50% 10/1/2055 (e)	1,084	1,127
Freddie Mac Pool #RQ0065 6.00% 11/1/2055 (e)	47,012	48,058
Freddie Mac Pool #RQ0067 7.00% 11/1/2055 (e)	2,887	3,053
Freddie Mac Pool #RQ0077 6.00% 12/1/2055 (e)	10,299	10,526
Freddie Mac Pool #SL3368 6.00% 12/1/2055 (e)	5,144	5,258
Freddie Mac Pool #RQ0081 3.50% 1/1/2056 (e)	1,430	1,301
Freddie Mac Pool #RJ6300 6.50% 1/1/2056 (e)	69	72
Freddie Mac, Series K058, Class A2, 2.653% 8/25/2026 (e)	3,238	3,224
Freddie Mac, Series 3156, Class PF, (30-day Average USD-SOFR + 0.364%) 4.007% 5/15/2036 (e)(f)	289	286
Freddie Mac, Series K065, Class A2, Multi Family, 3.243% 4/25/2027 (e)	1,370	1,359
Freddie Mac, Series K074, Class A2, Multi Family, 3.60% 1/25/2028 (e)	554	548
Freddie Mac, Series K751, Class A2, Multi Family, 4.412% 3/25/2030 (e)	50,000	50,040
Freddie Mac, Series 3146, Class PO, principal only, 0% 4/15/2036 (e)	109	96
Freddie Mac, Series 3156, Class PO, principal only, 0% 5/15/2036 (e)	244	213
Freddie Mac, Series 3213, Class OG, principal only, 0% 9/15/2036 (e)	72	67
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056 (e)	11,371	10,780
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class MT, 3.00% 7/25/2056 (e)	8,290	7,294
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT, 3.25% 7/25/2056 (e)	1,659	1,489
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056 (e)	13,039	12,258
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056 (e)(f)	12,687	12,014
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT, 3.00% 5/25/2057 (e)	8,643	7,488
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 6/25/2057 (e)(f)	8,831	8,054
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 6/25/2057 (e)	4,989	4,543
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057 (e)(f)	2,521	2,450
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 11/25/2057 (e)	9,691	8,733
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MA, 3.50% 11/25/2057 (e)	1,955	1,893
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-4, Class MT, 3.50% 3/25/2058 (e)	1,410	1,264
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MT, 3.50% 7/25/2058 (e)	7,163	6,437
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 7/25/2058 (e)	2,367	2,271
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MT, 3.50% 8/25/2058 (e)	8,234	7,387
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 8/26/2058 (e)	14,351	13,691
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 10/25/2058 (e)	3,619	3,267
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MA, 3.50% 10/25/2058 (e)	314	305
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2/25/2059 (e)	8,778	8,234
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 6/25/2028 (e)	8,549	8,361
U.S. Government Securities Fund — Page 24 of 34

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 11/25/2028 (e)	USD43,305	$42,404
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-2, Class A1C, 2.75% 9/25/2029 (e)	27,926	26,680
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 11/25/2029 (e)	14,953	14,196
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-1, Class A1D, 2.00% 7/25/2030 (e)	10,599	9,828
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-1, Class A2D, 2.00% 7/25/2030 (e)	4,381	3,977
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2022-1, Class A1, 3.50% 5/25/2032 (e)	38,766	37,380
Government National Mortgage Assn. Pool #754335 6.50% 8/20/2029 (e)	32	33
Government National Mortgage Assn. Pool #754334 6.50% 10/20/2032 (e)	127	129
Government National Mortgage Assn. Pool #AH5901 3.75% 11/20/2034 (e)	540	522
Government National Mortgage Assn. Pool #754319 6.50% 1/20/2037 (e)	54	57
Government National Mortgage Assn. Pool #782365 6.00% 7/15/2038 (e)	77	81
Government National Mortgage Assn. Pool #004182 5.50% 7/20/2038 (e)	10	10
Government National Mortgage Assn. Pool #700778 5.50% 10/15/2038 (e)	31	31
Government National Mortgage Assn. Pool #738836 6.50% 11/20/2038 (e)	54	56
Government National Mortgage Assn. Pool #754287 6.50% 11/20/2038 (e)	48	50
Government National Mortgage Assn. Pool #AA4873 6.50% 12/20/2038 (e)	30	30
Government National Mortgage Assn. Pool #754314 6.50% 1/20/2039 (e)	335	355
Government National Mortgage Assn. Pool #741910 4.00% 2/15/2039 (e)	85	81
Government National Mortgage Assn. Pool #004367 4.00% 2/20/2039 (e)	10	9
Government National Mortgage Assn. Pool #698406 5.00% 7/15/2039 (e)	165	168
Government National Mortgage Assn. Pool #783690 6.00% 9/20/2039 (e)	466	493
Government National Mortgage Assn. Pool #004636 4.50% 2/20/2040 (e)	288	286
Government National Mortgage Assn. Pool #783689 5.50% 2/20/2040 (e)	686	709
Government National Mortgage Assn. Pool #736089 5.00% 6/15/2040 (e)	115	115
Government National Mortgage Assn. Pool #736084 5.00% 6/15/2040 (e)	92	93
Government National Mortgage Assn. Pool #005040 5.00% 4/20/2041 (e)	24	25
Government National Mortgage Assn. Pool #783688 5.00% 6/20/2041 (e)	1,322	1,338
Government National Mortgage Assn. Pool #005112 6.50% 7/20/2041 (e)	43	45
Government National Mortgage Assn. Pool #005157 4.00% 8/20/2041 (e)	75	70
Government National Mortgage Assn. Pool #005187 5.50% 9/20/2041 (e)	58	58
Government National Mortgage Assn. Pool #754636 3.50% 11/20/2041 (e)	393	356
Government National Mortgage Assn. Pool #783687 4.50% 12/20/2041 (e)	2,918	2,853
Government National Mortgage Assn. Pool #754591 4.00% 1/20/2042 (e)	826	786
Government National Mortgage Assn. Pool #754637 4.00% 1/20/2042 (e)	337	320
Government National Mortgage Assn. Pool #AA2589 3.50% 3/20/2043 (e)	444	399
Government National Mortgage Assn. Pool #MA5332 5.00% 7/20/2048 (e)	8	8
Government National Mortgage Assn. Pool #MA6042 5.00% 7/20/2049 (e)	16	16
Government National Mortgage Assn. Pool #MA6994 2.00% 11/20/2050 (e)	9,068	7,449
Government National Mortgage Assn. Pool #BZ3978 2.50% 11/20/2050 (e)	3,936	3,366
Government National Mortgage Assn. Pool #MA7051 2.00% 12/20/2050 (e)	10,267	8,433
Government National Mortgage Assn. Pool #MA7192 2.00% 2/20/2051 (e)	45,748	37,574
Government National Mortgage Assn. Pool #MA7533 2.00% 8/20/2051 (e)	18,002	14,786
Government National Mortgage Assn. Pool #MA7534 2.50% 8/20/2051 (e)	22,839	19,565
Government National Mortgage Assn. Pool #785575 2.50% 8/20/2051 (e)	3,941	3,360
Government National Mortgage Assn. Pool #785659 2.50% 10/20/2051 (e)	7,589	6,471
Government National Mortgage Assn. Pool #786706 2.50% 12/20/2051 (e)	41,703	35,425
Government National Mortgage Assn. Pool #785847 2.50% 1/20/2052 (e)	15,209	13,042
Government National Mortgage Assn. Pool #MA7880 2.00% 2/20/2052 (e)	16,346	13,425
Government National Mortgage Assn. Pool #786502 2.50% 2/20/2052 (e)	35,095	30,072
Government National Mortgage Assn. Pool #MA7881 2.50% 2/20/2052 (e)	4,816	4,127
Government National Mortgage Assn. Pool #786647 2.50% 3/20/2052 (e)	18,267	15,674
Government National Mortgage Assn. Pool #786701 2.50% 3/20/2052 (e)	10,977	9,407
Government National Mortgage Assn. Pool #785998 2.50% 3/20/2052 (e)	8,914	7,616
Government National Mortgage Assn. Pool #MA7937 3.00% 3/20/2052 (e)	4,489	3,997
U.S. Government Securities Fund — Page 25 of 34

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. Pool #MA7988 3.00% 4/20/2052 (e)	USD3,390	$3,018
Government National Mortgage Assn. Pool #MA8044 3.50% 5/20/2052 (e)	22,848	20,842
Government National Mortgage Assn. Pool #MA8147 2.50% 7/20/2052 (e)	261	224
Government National Mortgage Assn. Pool #MA8199 3.50% 8/20/2052 (e)	4,233	3,849
Government National Mortgage Assn. Pool #MA8266 3.50% 9/20/2052 (e)	22,619	20,520
Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/2052 (e)	36,323	34,183
Government National Mortgage Assn. Pool #MA8567 4.00% 1/20/2053 (e)	4,245	3,988
Government National Mortgage Assn. Pool #MA8723 4.00% 3/20/2053 (e)	2,678	2,519
Government National Mortgage Assn. Pool #MA9015 4.50% 7/20/2053 (e)	31,776	30,756
Government National Mortgage Assn. Pool #MA9104 4.50% 8/20/2053 (e)	35,215	34,060
Government National Mortgage Assn. Pool #MA9169 4.50% 9/20/2053 (e)	13,672	13,216
Government National Mortgage Assn. Pool #MA9772 2.00% 6/20/2054 (e)	90	74
Government National Mortgage Assn. Pool #MA9776 4.00% 7/20/2054 (e)	13,476	12,602
Government National Mortgage Assn. Pool #MB0144 4.00% 1/20/2055 (e)	42,798	39,859
Government National Mortgage Assn. Pool #MB0147 5.50% 1/20/2055 (e)	5,160	5,204
Government National Mortgage Assn. Pool #MB0205 5.50% 2/20/2055 (e)	1,758	1,773
Government National Mortgage Assn. Pool #MB0424 5.50% 6/20/2055 (e)	15,732	15,854
Government National Mortgage Assn. Pool #MB0485 5.50% 7/20/2055 (e)	15,784	15,907
Government National Mortgage Assn. Pool #MB0556 5.50% 8/20/2055 (e)	2,384	2,402
Government National Mortgage Assn. Pool #892950 4.667% 7/20/2060 (e)(f)	9	9
Government National Mortgage Assn. Pool #710077 4.70% 5/20/2061 (e)	10	10
Government National Mortgage Assn. Pool #751409 4.95% 7/20/2061 (e)	1	— (d)
Government National Mortgage Assn. Pool #795471 5.197% 2/20/2062 (e)	— (d)	— (d)
Government National Mortgage Assn. Pool #759735 4.757% 3/20/2062 (e)	— (d)	— (d)
Government National Mortgage Assn. Pool #767610 4.554% 11/20/2062 (e)	— (d)	— (d)
Government National Mortgage Assn. Pool #767641 4.385% 5/20/2063 (e)	— (d)	— (d)
Government National Mortgage Assn. Pool #795533 4.779% 5/20/2063 (e)	— (d)	— (d)
Government National Mortgage Assn. Pool #894475 6.04% 10/20/2063 (e)(f)	138	142
Government National Mortgage Assn. Pool #AG8068 4.779% 1/20/2064 (e)	1	1
Government National Mortgage Assn. Pool #894482 5.971% 2/20/2064 (e)(f)	301	309
Government National Mortgage Assn. Pool #AG8149 4.226% 6/20/2064 (e)(f)	16	16
Government National Mortgage Assn. Pool #AG8156 4.65% 7/20/2064 (e)(f)	2	2
Government National Mortgage Assn. Pool #AG8150 4.919% 7/20/2064 (e)	1	1
Government National Mortgage Assn. Pool #AG8155 5.198% 7/20/2064 (e)	1	1
Government National Mortgage Assn. Pool #AG8194 4.253% 9/20/2064 (e)	3	3
Government National Mortgage Assn. Pool #AG8189 5.197% 9/20/2064 (e)	1	1
Government National Mortgage Assn. Pool #AL7438 4.684% 1/20/2065 (e)	1	1
Government National Mortgage Assn., Series 2003-46, Class NB, 5.00% 6/20/2033 (e)	24	24
Government National Mortgage Assn., Series 2012-H12, Class FT, (1-year UST Yield Curve Rate T Note Constant Maturity + 0.70%) 4.49% 5/20/2062 (e)(f)	52	52
Government National Mortgage Assn., Series 2012-H20, Class PT, 4.46% 7/20/2062 (e)(f)	27	27
Government National Mortgage Assn., Series 2012-H23, Class FI, interest only, 0.867% 10/20/2062 (e)(f)	49	1
Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063 (e)	5,222	3,927
Uniform Mortgage-Backed Security 2.00% 6/1/2041 (e)(h)	5,226	4,801
Uniform Mortgage-Backed Security 4.00% 6/1/2041 (e)(h)	2,410	2,341
Uniform Mortgage-Backed Security 5.00% 6/1/2041 (e)(h)	15,000	15,082
Uniform Mortgage-Backed Security 2.00% 7/1/2041 (e)(h)	23,874	21,932
Uniform Mortgage-Backed Security 2.50% 7/1/2041 (e)(h)	15,421	14,526
Uniform Mortgage-Backed Security 4.00% 7/1/2041 (e)(h)	13,590	13,189
Uniform Mortgage-Backed Security 2.00% 6/1/2056 (e)(h)	78,576	62,873
Uniform Mortgage-Backed Security 2.50% 6/1/2056 (e)(h)	182,191	152,478
Uniform Mortgage-Backed Security 3.00% 6/1/2056 (e)(h)	33,325	29,111
Uniform Mortgage-Backed Security 3.50% 6/1/2056 (e)(h)	11,355	10,322
Uniform Mortgage-Backed Security 4.00% 6/1/2056 (e)(h)	17,014	15,932
U.S. Government Securities Fund — Page 26 of 34

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)		Principal amount (000)	Value (000)
Uniform Mortgage-Backed Security 4.50% 6/1/2056 (e)(h)		USD12,000	$11,522
Uniform Mortgage-Backed Security 5.00% 6/1/2056 (e)(h)		11,000	10,824
Uniform Mortgage-Backed Security 5.50% 6/1/2056 (e)(h)		1,237	1,243
Uniform Mortgage-Backed Security 6.00% 6/1/2056 (e)(h)		92,562	94,527
Uniform Mortgage-Backed Security 6.50% 6/1/2056 (e)(h)		59,617	61,977
Uniform Mortgage-Backed Security 7.00% 6/1/2056 (e)(h)		112,726	119,265
Uniform Mortgage-Backed Security 2.00% 7/1/2056 (e)(h)		72,728	58,166
Uniform Mortgage-Backed Security 2.50% 7/1/2056 (e)(h)		25,751	21,541
Uniform Mortgage-Backed Security 3.00% 7/1/2056 (e)(h)		11,011	9,611
Uniform Mortgage-Backed Security 3.50% 7/1/2056 (e)(h)		40,277	36,586
Uniform Mortgage-Backed Security 4.00% 7/1/2056 (e)(h)		13,639	12,763
Uniform Mortgage-Backed Security 5.50% 7/1/2056 (e)(h)		19,954	20,013
Uniform Mortgage-Backed Security 6.50% 7/1/2056 (e)(h)		136,694	141,773
Total mortgage-backed obligations			8,461,329
Federal agency bonds & notes 0.80%
Fannie Mae 0.75% 10/8/2027		21,700	20,801
Fannie Mae 0.875% 8/5/2030 (a)		63,500	55,691
Federal Home Loan Bank 3.25% 11/16/2028		56,500	55,598
Federal Home Loan Bank 5.50% 7/15/2036		1,000	1,078
Federal National Mortgage Association 7.125% 1/15/2030		5,000	5,506
Tennessee Valley Authority 2.875% 2/1/2027		5,000	4,968
Tennessee Valley Authority 4.875% 5/15/2035		30,000	30,694
Tennessee Valley Authority 4.65% 6/15/2035		4,480	4,531
Tennessee Valley Authority 5.88% 4/1/2036		3,625	4,002
Tennessee Valley Authority, Series 2008, Class A, 4.875% 1/15/2048		3,300	3,170
Tennessee Valley Authority, Southaven Combined Cycle Generation, LLC, 3.846% 8/15/2033		1,099	1,056
U.S. Department of Housing and Urban Development, Series 2015-A-12, 3.10% 8/1/2026		747	746
U.S. Department of Housing and Urban Development, Series 2015-A-13, 3.15% 8/1/2027		3,430	3,382
U.S. Department of Housing and Urban Development, Series 2015-A-14, 3.25% 8/1/2028		990	972
U.S. Department of Housing and Urban Development, Series 2015-A-15, 3.35% 8/1/2029		650	633
U.S. Department of Housing and Urban Development, Series 2015-A-16, 3.50% 8/1/2030		585	563
U.S. Department of Housing and Urban Development, Series 2015-A-17, 3.55% 8/1/2031		705	671
U.S. Department of Housing and Urban Development, Series 2015-A-18, 3.60% 8/1/2032		720	675
U.S. Department of Housing and Urban Development, Series 2015-A-19, 3.65% 8/1/2033		545	507
			195,244
Total bonds, notes & other debt instruments (cost: $21,154,630,000)			20,675,009
Short-term securities 16.95% U.S. Treasury bills 9.41%	Weighted average yield at acquisition
U.S. Treasury 6/4/2026	3.534%	450,000	449,865
U.S. Treasury 6/18/2026	3.448	300,000	299,486
U.S. Treasury 6/25/2026	3.548	200,000	199,517
U.S. Treasury 6/30/2026	3.554	150,000	149,563
U.S. Treasury 7/7/2026	3.354	100,000	99,638
U.S. Treasury 7/9/2026	3.568	150,000	149,427
U.S. Treasury 7/14/2026	3.427	100,000	99,569
U.S. Treasury 7/23/2026	3.558	100,000	99,475
U.S. Treasury 7/30/2026	3.536	350,000	347,919
U.S. Treasury 8/13/2026	3.495	100,000	99,274
U.S. Government Securities Fund — Page 27 of 34

unaudited
Short-term securities (continued) U.S. Treasury bills (continued)	Weighted average yield at acquisition	Principal amount (000)	Value (000)
U.S. Treasury 9/15/2026	3.457%	USD200,000	$197,870
U.S. Treasury 11/12/2026	3.583	100,000	98,350
			2,289,953
Money market investments 5.83%		Shares
Capital Group Central Cash Fund 3.67% (i)(j)		14,196,051	1,419,463
Federal agency bills & notes 1.71% Federal agency bonds & notes 1.71%		Principal amount (000)
Federal Home Loan Bank 7/24/2026	3.496	USD50,000	49,733
Federal Home Loan Bank 7/29/2026	3.575	150,000	149,124
Federal Home Loan Bank 8/21/2026	3.565	145,000	143,820
Federal Home Loan Bank 8/28/2026	3.593	75,000	74,335
			417,012
Total short-term securities (cost: $4,126,484,000)			4,126,428
Options purchased (equity style) 0.08%
Options purchased (equity style)*			19,737
Total options purchased (equity style) (cost: $15,891,000)			19,737
Total investment securities 101.94% (cost: $25,297,005,000)			24,821,174
Total options written† (0.10)% (premium received: $20,860,000)			(25,068)
Other assets less liabilities (1.84)%			(448,867)
Net assets 100.00%			$24,347,239
*Options purchased (equity style)

Options on futures
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value at 5/31/2026 (000)
Put
3 Month SOFR Futures Option	9,180	12/11/2026	USD97.00	USD2,295,000	$19,737
†Options written (equity style)

Options on futures
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value at 5/31/2026 (000)
Put
3 Month SOFR Futures Option	3,116	12/11/2026	USD96.06	USD(779,000)	$(1,305)
3 Month SOFR Futures Option	18,368	12/11/2026	96.63	(4,592,000)	(23,763)
					$(25,068)
U.S. Government Securities Fund — Page 28 of 34

unaudited
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 5/31/2026 (000)
3 Month SOFR Futures	Long	193	6/17/2026	USD46,499	$(296)
3 Month SOFR Futures	Long	338	9/16/2026	81,403	(382)
3 Month SOFR Futures	Long	7,140	12/16/2026	1,718,330	(1,393)
3 Month SOFR Futures	Long	19,589	3/17/2027	4,709,685	(4,176)
2 Year U.S. Treasury Note Futures	Long	54,783	10/5/2026	11,316,113	14,290
5 Year U.S. Treasury Note Futures	Long	34,430	10/5/2026	3,691,273	16,827
10 Year Ultra U.S. Treasury Note Futures	Long	6,837	9/30/2026	766,278	7,523
10 Year U.S. Treasury Note Futures	Short	1,848	9/30/2026	(202,962)	(593)
20 Year U.S. Treasury Bond Futures	Long	3,598	9/30/2026	403,763	6,271
30 Year Ultra U.S. Treasury Bond Futures	Long	3,914	9/30/2026	447,786	9,511
					$47,582
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 5/31/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 5/31/2026 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	3.848%	Annual	11/15/2026	USD49,154	$(18)	$—	$(18)
SOFR	Annual	3.8045%	Annual	12/15/2026	25,400	(4)	—	(4)
3.53%	Annual	SOFR	Annual	1/23/2027	96,800	(161)	—	(161)
3.5405%	Annual	SOFR	Annual	1/23/2027	160,200	(256)	—	(256)
3.535%	Annual	SOFR	Annual	1/23/2027	173,500	(283)	—	(283)
2.594%	At maturity	U.S. Urban CPI	At maturity	2/6/2027	102,450	(1,099)	—	(1,099)
2.59%	At maturity	U.S. Urban CPI	At maturity	2/6/2027	109,238	(1,176)	—	(1,176)
2.529%	At maturity	U.S. Urban CPI	At maturity	2/12/2027	107,408	(1,227)	—	(1,227)
2.53%	At maturity	U.S. Urban CPI	At maturity	2/13/2027	106,600	(1,218)	—	(1,218)
2.524%	At maturity	U.S. Urban CPI	At maturity	2/13/2027	212,900	(2,445)	—	(2,445)
SOFR	Annual	4.186%	Annual	2/18/2027	682,600	(1,893)	—	(1,893)
3.761%	Annual	SOFR	Annual	2/20/2027	160,600	(41)	—	(41)
3.7645%	Annual	SOFR	Annual	2/20/2027	320,800	(74)	—	(74)
U.S. Urban CPI	At maturity	2.47%	At maturity	2/23/2027	726,887	8,815	—	8,815
4.5895%	Annual	SOFR	Annual	5/6/2027	316,985	2,244	—	2,244
U.S. Urban CPI	At maturity	3.31%	At maturity	5/13/2027	52,196	46	—	46
U.S. Urban CPI	At maturity	2.99%	At maturity	5/29/2027	52,196	58	—	58
3.45%	Annual	SOFR	Annual	2/1/2028	166,200	(1,145)	—	(1,145)
3.47%	Annual	SOFR	Annual	2/2/2028	43,700	(287)	—	(287)
3.6475%	Annual	SOFR	Annual	2/27/2028	268,700	(1,032)	—	(1,032)
3.16%	Annual	SOFR	Annual	6/20/2028	39,600	(551)	—	(551)
U.S. EFFR	Annual	2.32625%	Annual	4/18/2029	60,500	2,466	—	2,466
SOFR	Annual	3.5485%	Annual	1/29/2030	69,600	735	—	735
SOFR	Annual	3.529%	Annual	1/29/2030	64,000	718	—	718
SOFR	Annual	3.528%	Annual	1/29/2030	52,400	590	—	590
U.S. EFFR	Annual	0.5385%	Annual	3/26/2030	233,200	27,071	—	27,071
3.18%	Annual	SOFR	Annual	4/17/2030	33,200	(807)	—	(807)
3.275%	Annual	SOFR	Annual	4/18/2030	33,200	(694)	—	(694)
U.S. Government Securities Fund — Page 29 of 34

unaudited
Swap contracts (continued)

Interest rate swaps (continued)
Centrally cleared interest rate swaps (continued)
Receive		Pay		Expiration date	Notional amount (000)	Value at 5/31/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 5/31/2026 (000)
Rate	Payment frequency	Rate	Payment frequency
3.353%	Annual	SOFR	Annual	4/19/2030	USD33,200	$(601)	$—	$(601)
3.342%	Annual	SOFR	Annual	4/19/2030	33,200	(614)	—	(614)
3.344%	Annual	SOFR	Annual	4/20/2030	33,200	(613)	—	(613)
3.128%	Annual	SOFR	Annual	4/28/2030	33,200	(875)	—	(875)
3.285%	Annual	SOFR	Annual	5/1/2030	33,200	(687)	—	(687)
3.259%	Annual	SOFR	Annual	5/1/2030	33,100	(716)	—	(716)
3.186%	Annual	SOFR	Annual	5/9/2030	33,100	(808)	—	(808)
3.215%	Annual	SOFR	Annual	5/10/2030	33,200	(775)	—	(775)
3.29%	Annual	SOFR	Annual	5/19/2030	39,700	(824)	—	(824)
3.31%	Annual	SOFR	Annual	6/9/2030	203,200	(4,125)	—	(4,125)
U.S. EFFR	Annual	0.666%	Annual	11/19/2030	111,300	14,384	—	14,384
2.801%	At maturity	U.S. Urban CPI	At maturity	5/6/2031	80,575	259	—	259
2.7585%	At maturity	U.S. Urban CPI	At maturity	5/6/2031	80,575	101	—	101
3.43574%	Annual	SOFR	Annual	6/17/2031	77,566	(1,535)	—	(1,535)
SOFR	Annual	3.326%	Annual	9/19/2032	137,995	4,515	—	4,515
SOFR	Annual	3.4225%	Annual	9/22/2032	138,970	3,805	—	3,805
SOFR	Annual	3.61832%	Annual	1/31/2033	63,500	1,119	—	1,119
SOFR	Annual	3.67958%	Annual	1/31/2033	63,800	899	—	899
SOFR	Annual	3.703%	Annual	4/14/2033	245,055	3,358	—	3,358
SOFR	Annual	4.1615%	Annual	5/15/2033	4,500	(62)	—	(62)
SOFR	Annual	4.15%	Annual	5/15/2033	10,800	(142)	—	(142)
SOFR	Annual	3.10%	Annual	6/20/2033	21,400	1,101	—	1,101
4.0135%	Annual	SOFR	Annual	8/21/2033	15,000	65	—	65
SOFR	Annual	3.6038%	Annual	1/8/2034	61,600	1,434	—	1,434
SOFR	Annual	3.8045%	Annual	2/9/2036	71,100	1,315	—	1,315
SOFR	Annual	3.846%	Annual	2/9/2036	70,900	1,075	—	1,075
SOFR	Annual	3.817%	Annual	2/10/2036	106,000	1,854	—	1,854
SOFR	Annual	3.73632%	Annual	6/17/2036	86,542	2,217	—	2,217
SOFR	Annual	3.175%	Annual	2/1/2038	92,000	6,941	—	6,941
3.065%	Annual	SOFR	Annual	4/7/2040	16,700	(1,972)	—	(1,972)
3.616%	Annual	SOFR	Annual	8/5/2044	69,500	(5,855)	—	(5,855)
3.561%	Annual	SOFR	Annual	8/9/2044	59,700	(5,450)	—	(5,450)
SOFR	Annual	3.41%	Annual	7/28/2045	172,600	19,967	—	19,967
SOFR	Annual	3.01413%	Annual	1/12/2053	17,216	3,493	—	3,493
SOFR	Annual	3.02%	Annual	1/12/2053	17,200	3,474	—	3,474
SOFR	Annual	2.974%	Annual	4/17/2053	10,400	2,184	—	2,184
SOFR	Annual	3.044%	Annual	4/18/2053	10,500	2,088	—	2,088
SOFR	Annual	3.0875%	Annual	4/19/2053	10,500	2,015	—	2,015
SOFR	Annual	3.1035%	Annual	4/19/2053	10,500	1,988	—	1,988
SOFR	Annual	3.0895%	Annual	4/20/2053	10,500	2,012	—	2,012
SOFR	Annual	2.9405%	Annual	4/28/2053	10,600	2,284	—	2,284
SOFR	Annual	3.0535%	Annual	5/1/2053	21,100	4,166	—	4,166
SOFR	Annual	3.085%	Annual	5/9/2053	10,600	2,040	—	2,040
SOFR	Annual	3.1135%	Annual	5/10/2053	10,600	1,992	—	1,992
SOFR	Annual	3.6815%	Annual	2/20/2054	27,800	2,714	—	2,714
SOFR	Annual	3.7205%	Annual	2/21/2054	23,227	2,120	—	2,120
SOFR	Annual	3.47875%	Annual	8/5/2054	53,000	6,948	—	6,948
U.S. Government Securities Fund — Page 30 of 34

unaudited
Swap contracts (continued)

Interest rate swaps (continued)
Centrally cleared interest rate swaps (continued)
Receive		Pay		Expiration date	Notional amount (000)	Value at 5/31/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 5/31/2026 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	3.415%	Annual	8/9/2054	USD45,400	$6,427	$—	$6,427
4.07464%	Annual	SOFR	Annual	6/17/2056	21,731	(696)	—	(696)
						$112,336	$—	$112,336
Investments in affiliates (j)

	Value at 9/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 5/31/2026 (000)	Dividend or interest income (000)
Short-term securities 5.83%
Money market investments 5.83%
Capital Group Central Cash Fund 3.67% (i)	$1,572,898	$9,022,660	$9,176,178	$351	$(268)	$1,419,463	$32,170

(a)	All or a portion of this security was pledged as collateral. At period end, the total value of securities pledged was $260,359,000, which represented 1.07% of the net assets of the fund.
(b)	All or a portion of this security was on loan.
(c)	Index-linked bond whose principal amount moves with a government price index.
(d)	Amount less than one thousand.
(e)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(f)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(g)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $11,892,000, which represented 0.05% of the net assets of the fund.

(h)	Represents securities transacted on a TBA basis.
(i)	Rate represents the seven-day yield at 5/31/2026.
(j)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
U.S. Government Securities Fund — Page 31 of 34

unaudited
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded options and futures are generally valued at the official closing price for options and official settlement price for futures on the exchange or market on which such instruments are traded, as of the close of business on the day such instruments are being valued. The average month-end notional amount of options on futures while held was $15,067,804,000. The average month-end notional amount of futures contracts while held was $24,274,139,000. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, and terms of the contract. The average month-end notional amounts of interest rate swaps while held were $8,759,982,000.
U.S. Government Securities Fund — Page 32 of 34

unaudited
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The fund’s valuation levels as of May 31, 2026, were as follows (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$—	$12,018,436	$—	$12,018,436
Mortgage-backed obligations	—	8,461,329	—	8,461,329
Federal agency bonds & notes	—	195,244	—	195,244
Short-term securities	1,419,463	2,706,965	—	4,126,428
Options purchased on futures (equity style)	19,737	—	—	19,737
Total	$1,439,200	$23,381,974	$—	$24,821,174

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$54,422	$—	$—	$54,422
Unrealized appreciation on centrally cleared interest rate swaps	—	153,097	—	153,097
Liabilities:
Value of options written (equity style)	(25,068)	—	—	(25,068)
Unrealized depreciation on futures contracts	(6,840)	—	—	(6,840)
Unrealized depreciation on centrally cleared interest rate swaps	—	(40,761)	—	(40,761)
Total	$22,514	$112,336	$—	$134,850
*
Options written, futures contracts and interest rate swaps are not included in the fund’s investment portfolio.
U.S. Government Securities Fund — Page 33 of 34

unaudited
Key to abbreviation(s)
Assn. = Association
CPI = Consumer Price Index
EFFR = Effective Federal Funds Rate
SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. dollars
UST = U.S. Treasury
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
Capital Client Group, Inc., member FINRA.
© 2026 Capital Group. All rights reserved.
MFGEFP3-022-0726
U.S. Government Securities Fund — Page 34 of 34